-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                HIGH INCOME FUND
                              ---------------------

                              SEMIANNUAL REPORT

                              September 30, 1999

                              --------------------
                                 WHAT'S INSIDE
                              --------------------

                              INVESTMENT UPDATE

                              About the Fund,
                              economy and markets

                              FUND INFORMATION

                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                       ----------------------
                                                               DALBAR
                                                       HONORS COMMITMENT TO:
                                                             INVESTORS
                                                               1998
                                                       ----------------------

                                                          For Excellence
[Logo] STATE STREET RESEARCH                                    in
                                                        Shareholder Service

STATE STREET RESEARCH HIGH INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The economy continued to show strong real growth in the six months ended September 30, 1999. Housing began to show signs of peaking in response to higher mortgage rates, but overall consumer and capital spending remained strong.
o Inflation remained steady at about 2% despite the steep increase in energy prices and the weaker U.S. dollar. The continued improvement in productivity helped to keep prices low.
o The Federal Reserve Board raised the interest rate in an attempt to slow the growth in the U.S. economy and thereby provided some slack as the Asian and European economies began to recover. The Fed is clearly concerned over both inflation and the "wealth effect" of the stock market.

THE MARKETS
o The U.S. stock market, as measured by the S&P 500, ended virtually unchanged, closing up 0.37% for the six months ended September 30, 1999(1). The most notable development during this period was the broadening which occurred with small-cap stocks, significantly outperforming large cap for the first time in several years.
o The bond market, as measured by the Lehman Brothers Aggregate Bond Index, declined 0.21% for the six month period.(2) Interest rates moved up in response to concerns over inflation and companies trying to complete their financing before the year end.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 1999 State Street Research High Income Fund Class A shares returned -1.07 % (does not reflect sales charge).(3) That loss was slightly more than the Lipper High Income Average, which was -0.90%, and the First Boston High Yield Index,(4) which was -0.47%.
o BB-rated bonds fared better than lower- quality B-rated bonds.
o Our small position in equities helped performance.

CURRENT STRATEGY
o We continue to stay away from short-term, high liquidity bonds that are smaller sized and easily traded. We are trying to protect the fund against interest rate increases from the Federal Reserve.

o We felt the U.S. economy was spending more than saving, and therefore looked to cut duration on bonds to protect against interest rate increases from the Federal Reserve.

September 30, 1999

(1) The S&P 500 (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. Stocks. The index does not take transaction charges into consideration. It is not possible to invest directly into the index.

(2) The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. treasury, agency, and corporate bond issues, and mortgage-backed securities. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) -1.63% for Class B(1) shares; -1.45% for Class B shares; -1.44% for Class C shares; -0.96% for Class S shares.

(4) The First Boston High Yield Index mirrors the public high-yield debt market representing a total of 250 different sectors within this market. The index is unmanaged and does not take transaction charges into account. It is not possible to invest directly in the index.

(5) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. The Fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the Fund's returns may have been lower. Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(6) Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) and Class B share or 1% Class C share contingent deferred sales charge, where applicable.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1999)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(5)(6)

                           10 YEARS          5 YEARS           1 YEAR
------------------------------------------------------------------------
Class A                        8.67%            7.11%           -1.41%
------------------------------------------------------------------------
Class B(1)                     8.61%            6.99%           -2.27%
------------------------------------------------------------------------
Class B                        8.63%            7.03%           -2.09%
------------------------------------------------------------------------
Class C                        8.64%            7.29%            1.58%
------------------------------------------------------------------------
Class S                        9.29%            8.34%            3.34%
------------------------------------------------------------------------

ASSET ALLOCATION*

(by percentage of net assets)

               B                                           52%
               BB                                          19%
               CCC, CC, C                                   9%
               Convertibles                                 9%
               Common Stock/Warrants                        6%
               Cash                                         3%
               Preferred Stocks                             1%
               BBB                                          1%


Quality ratings based on those provided by Standard & Poor's Corp. and/or equivalent ratings by Moody's Investors Service, Inc.

* 9% of the above bonds were not rated by either Moody's or S&P and have been assigned a comparable rating by the Fund's manager.

5 LARGEST INDUSTRY BOND POSITIONS

(by percentage of net assets)

               FIXED COMMUNICATIONS                      13.9%
               GENERAL INDUSTRIAL                         8.0%
               MOBILE COMMUNICATIONS                      6.9%
               HEALTH CARE                                5.9%
               ENERGY                                     4.7%

               Total: 39.4%

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
BONDS 81.1%
AUTOMOTIVE 2.0%
J.H. Heafner Inc. Sr. Note Series D, 10.00% ........      $ 5,255,000            5/15/2008         $    4,939,700
Johnstown America Industries Inc. Sr. Sub. Note,
  11.75% ...........................................        6,250,000            8/15/2005              6,406,250
Lear Corp. Sr. Note, 8.11%+ ........................        8,500,000            5/15/2009              8,252,650
                                                                                                   --------------
                                                                                                       19,598,600
                                                                                                   --------------
CABLE 3.4%
American Telecasting Inc. Sr. Note, 0.00% to
  6/14/99, 14.50% from 6/15/99 to maturity .........       14,585,356            6/15/2004             15,095,843
American Telecasting Inc. Sr. Note Series B, 0.00%
  to 8/14/2000, 14.50% from 8/15/2000 to maturity ..        2,874,155            8/15/2005              2,773,560
Bresnan Communications Group Sr. Note, 9.25%+ ......          250,000            2/01/2009                164,375
Charter Communications Holdings LLC Sr. Note,
  8.625%+ ..........................................       11,195,000            4/01/2009             10,411,350
Insight Midwest LP Sr. Note, 9.75% .................        1,750,000           10/01/2009              1,765,313
Intermedia Capital Partners LP Sr. Note, 11.25% ....        3,375,000            8/01/2006              3,712,500
                                                                                                   --------------
                                                                                                       33,922,941
                                                                                                   --------------
CASINO 2.1%
Ameristar Casinos Inc. Sr. Sub. Note, 10.50% .......        2,205,000            8/01/2004              2,238,075
Harrah's Operating Inc. Sr. Sub. Note, 7.875% ......        6,950,000           12/15/2005              6,637,250
Hollywood Casino Corp. Note, 13.00%+ ...............        2,400,000            8/01/2006              2,484,000
International Game Technology Sr. Note, 8.375% .....        2,250,000            5/15/2009              2,143,125
Mohegan Tribal Gaming Authority Sr. Note, 8.125% ...        5,610,000            1/01/2006              5,441,700
Mohegan Tribal Gaming Authority Sr. Sub. Note, 8.75%        1,360,000            1/01/2009              1,332,800
                                                                                                   --------------
                                                                                                       20,276,950
                                                                                                   --------------
CHEMICAL 1.5%
American Pacific Corp. Sr. Note, 9.25% .............        8,750,000            3/01/2005              8,837,500
GNI Group Inc. Sr. Note, 10.875% ...................        7,000,000            7/15/2005              3,150,000
Lyondell Chemical Co. Sr. Sec. Note Series A, 9.625%        3,005,000            5/01/2007              2,989,975
Lyondell Chemical Co. Sr. Sec. Note Series B, 9.875%          315,000            5/01/2007                312,638
                                                                                                   --------------
                                                                                                       15,290,113
                                                                                                   --------------
CONSUMER GOODS & SERVICES 1.2%
Empire Gas Corp. Sr. Sec. Note, 0.00% to 7/14/99,
  12.875% from 7/15/99 to maturity .................       17,625,000            7/15/2004             11,808,750
                                                                                                   --------------
ENERGY 4.7%
Canadian Forest Oil Ltd. Sr. Sub. Note, 8.75% ......        3,045,000            9/15/2007              2,938,425
Frontier Corp. Sr. Note, 9.125% ....................       10,050,000            2/15/2006              9,798,750
Moran Energy Inc. Cv. Deb., 8.75% ..................        2,420,000            1/15/2008              2,299,000
Newpark Resources Inc. Sr. Sub. Note Series B,
  8.625% ...........................................        5,470,000           12/15/2007              5,087,100
Ocean Energy Inc. Series B Sr. Note, 7.625% ........        1,750,000            7/01/2005              1,680,000
Ocean Energy Inc. Sr. Sub. Note, 10.375% ...........        8,790,000           10/15/2005              8,965,800
Pogo Producing Co. Sr. Sub. Note, 8.75% ............        2,585,000            5/15/2007              2,468,675
Pogo Producing Co. Sub. Note, 5.50% ................          850,000            6/15/2006                692,750
Pool Energy Services Co. Sr. Sub. Note, 8.625% .....        8,280,000            4/01/2008              8,528,400
Vintage Petroleum Inc. Sr. Sub. Note, 9.75% ........        4,005,000            6/30/2009              4,075,087
                                                                                                   --------------
                                                                                                       46,533,987
                                                                                                   --------------
FIXED COMMUNICATIONS 13.9%
Advanced Radio Telecom Corp. Sr. Note, 14.00% ......        4,438,000            2/15/2007              3,772,300
BTI Telecom Corp. Sr. Note, 10.50% .................        5,485,000            9/15/2007              4,607,400
Call-Net Enterprises Inc. Sr. Note, 8.00% ..........        5,250,000            8/15/2008              4,200,000
Call-Net Enterprises Inc. Sr. Note, 9.375% .........        6,400,000            5/15/2009              5,632,000
E. Spire Communications Inc. Sr. Note, 0.00% to
  3/31/2001, 12.75% from 4/1/2001 to maturity ......          775,000            4/01/2006                430,125
Econophone Inc. Sr. Note, 0.00% to
  2/14/2003, 11.00% from 2/15/2003 to maturity .....       13,700,000            2/15/2008              8,117,250
Econophone Inc. Sr. Note, 13.50% ...................       15,250,000            7/15/2007             15,593,125
Facilicom International Inc. Sr. Note, 10.50% ......        6,865,000            1/15/2008              5,835,250
Globenet Communications Group Sr. Note, 13.00%+ ....        3,425,000            7/15/2007              3,270,875
Hyperion Telecommunication Inc. Sr. Sub. Note,
  12.00%+ ..........................................        7,655,000           11/01/2007              7,693,275
ICG Holdings Inc. Sr. Note, 0.00% to 9/14/2000,
  13.50% from 9/15/2000 to maturity ................        7,600,000            9/15/2005              6,612,000
Logix Communications Sr. Note, 12.25% ..............        1,500,000            6/15/2008              1,095,000
Orion Network Systems Inc. Sr. Note, 11.25% ........        1,500,000            1/15/2007              1,065,000
Primus Telecommunications Group Sr. Note, 11.75% ...        6,550,000            8/01/2004              6,451,750
RSL Communications Ltd. Sr. Note, 12.25% ...........       15,824,000           11/15/2006             15,744,880
Startec Global Communications Corp. Sr. Note, 12.00%        9,650,000            5/15/2008              8,009,500
Viatel Inc. Sr. Note, 0.00% to 4/14/2003, 12.50%
  from 4/15/2003 to maturity .......................       10,350,000            4/15/2008              5,796,000
Viatel Inc. Sr. Note, 11.25% .......................        8,350,000            4/15/2008              7,849,000
Williams Communications Group Sr. Note, 10.875% ....       10,500,000           10/01/2009             10,421,145
Winstar Communications Inc. Sr. Exch. Note, 14.50% .        6,375,000           10/15/2005              8,351,250
Winstar Equipment Corp. Sr. Sec. Exch. Note, 12.50%         6,930,000            3/15/2004              6,999,300
                                                                                                   --------------
                                                                                                      137,546,425
                                                                                                   --------------
FOOD & BEVERAGE 1.7%
Archibald Candy Corp. Sr. Sec. Note, 10.25% ........       10,350,000            7/01/2004             10,194,750
Aurora Foods Inc. Sr. Sub. Note Series B, 9.875% ...        2,000,000            2/15/2007              2,025,000
Aurora Foods Inc. Sr. Sub. Note Series E, 8.75% ....        1,250,000            7/01/2008              1,184,375
Tom's Foods Inc. Sr. Sec. Note, 10.50% .............        3,750,000           11/01/2004              3,243,750
                                                                                                   --------------
                                                                                                       16,647,875
                                                                                                   --------------
GENERAL INDUSTRIAL 8.0%
Ametek Inc. Sr. Note, 7.20% ........................        7,450,000            7/15/2008              6,849,232
Argo-Tech Corp. Sr. Sub. Note, 8.625% ..............        3,000,000           10/01/2007              2,580,000
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% .....        7,700,000           10/15/2010              7,141,750
Cluett American Corp. Sr. Sub. Note Series B,
  10.125% ..........................................        6,700,000            5/15/2008              4,455,500
Envirosource Inc. Sr. Note Series B, 9.75% .........        3,250,000            6/15/2003              1,950,000
Gentek Inc. Sr. Sub Note, 11.00%+ ..................        4,350,000            8/01/2009              4,447,875
Henry Co. Sr. Note Series B, 10.00% ................        4,700,000            4/15/2008              3,125,500
International Knife & Saw Inc. Sr. Sub. Note,
  11.375% ..........................................        4,090,000           11/15/2006              3,087,950
International Utility Structures Sr. Sub. Note,
  10.75% ...........................................        2,000,000            2/01/2008              1,860,000
J.B. Poindexter Inc. Sr. Note, 12.50% ..............       15,850,000            5/15/2004             14,978,250
Phase Metrics Inc. Sr. Note, 10.75% ................       12,000,000            2/01/2005              3,600,000
Simonds Industries Inc. Sr. Sub. Note, 10.25% ......       10,225,000            7/01/2008              7,668,750
Transdigm Inc. Sr. Sub. Note, 10.375% ..............        3,750,000           12/01/2008              3,637,500
Westpoint Stevens Inc. Sr. Note, 7.875% ............          210,000            6/15/2005                196,350
Westpoint Stevens Inc. Sr. Note, 7.875% ............       15,450,000            6/15/2008             13,827,750
                                                                                                   --------------
                                                                                                       79,406,407
                                                                                                   --------------
HEALTH CARE 5.9%
Columbia/HCA Healthcare Corp. Note, 6.91% ..........        2,195,000            6/15/2005              1,961,671
Columbia/HCA Healthcare Corp. Note, 7.00% ..........       17,020,000            7/01/2007             14,892,500
Dade International Inc. Sr. Sub. Note, 11.125% .....        4,000,000            5/01/2006              4,150,000
Fisher Scientific International Inc. Sr. Sub. Note,
  9.00% ............................................        4,210,000            2/01/2008              3,894,250
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% .......        8,500,000           12/15/2006              8,627,500
Triad Hospitals Holdings Inc. Sr. Sub. Note, 11.00%+       10,290,000            5/15/2009             10,238,550
Unilab Corp. Sr. Note, 11.00% ......................       11,150,000            4/01/2006             12,181,375
Unilab Corp. Sr. Sub. Note, 12.75% .................        2,075,000           10/01/2009              2,064,625
                                                                                                   --------------
                                                                                                       58,010,471
                                                                                                     ------------
HOTELS & LODGING 0.5%
Extended Stay America Inc. Sr. Sub. Note, 9.15% ....        5,510,000            3/15/2008              5,262,050
                                                                                                   --------------
LEISURE 1.1%
Premier Parks Inc. Sr. Note, 9.75% .................        3,635,000            6/15/2007              3,453,250
SFX Entertainment Inc. Sr. Note Series B, 9.125% ...        6,000,000            2/01/2008              5,670,000
SFX Entertainment Inc. Sr. Sub. Note, 9.125% .......        1,800,000           12/01/2008              1,674,000
                                                                                                   --------------
                                                                                                       10,797,250
                                                                                                   --------------
MANUFACTURING 2.5%
Drypers Corp. Series B Sr. Note, 10.25% ............       10,250,000            6/15/2007              8,097,500
North Atlantic Trading Inc. Sr. Note, 11.00% .......       12,500,000            6/15/2004             12,000,000
Prime Succession Inc. Sr. Sub. Note, 10.75% ........        3,000,000            8/15/2004              1,800,000
Scotts Co. Sr. Sub. Note, 8.625%+ ..................        2,600,000            1/15/2009              2,483,000
                                                                                                   --------------
                                                                                                       24,380,500
                                                                                                   --------------
MEDIA 3.6%
Advanstar Communications Inc. Sr. Sub. Note, 9.25% .        8,310,000            5/01/2008              7,832,175
American Lawer Media Holdings Inc. Sr. Note Series
  B, 0.00% to 12/14/2002, 12.25% from 12/15/2002 to
  maturity .........................................        1,150,000           12/15/2008                730,250
Outdoor Systems Inc. Sr. Sub. Note, 9.375% .........          900,000           10/15/2006                942,750
Primedia Inc. Sr. Note, 7.625% .....................        4,850,000            4/01/2008              4,389,250
R. H. Donnelley Inc. Sr. Sub. Note, 9.125% .........        3,000,000            6/01/2008              2,940,000
Spanish Broadcasting Systems Inc. Sr. Note, 12.50% .       13,250,000            6/15/2002             15,237,500
Transwestern Publishing Co. LP Sr. Sub. Note Series
  D, 9.625% ........................................        3,325,000           11/15/2007              3,233,563
                                                                                                   --------------
                                                                                                       35,305,488
                                                                                                   --------------
METALS 3.7%
Alaska Steel Corp. Sr. Note, 9.125%+ ...............        5,085,000           12/15/2006              5,097,712
Crown Resources Corp. Cv. Sub. Deb., 5.75% .........        1,110,000            8/27/2001                721,500
Envirosource Inc. Note, 9.75% ......................       19,000,000            6/15/2003             11,780,000
Great Central Mines Ltd. Sr. Note, 8.875% ..........       11,000,000            4/01/2008              9,900,000
Kaiser Aluminum & Chemical Corp. Sr. Sub. Note,
  12.75% ...........................................        8,610,000            2/01/2003              8,696,100
                                                                                                   --------------
                                                                                                       36,195,312
                                                                                                   --------------
MOBILE COMMUNICATIONS 6.9%
AirGate PCS Inc. Sr. Sub. Note, 0.00% to 9/30/2004,
  13.50% from 10/1/2004 to maturity ................        7,340,000           10/01/2009              3,981,950
Celcaribe SA Sr. Sec. Note, 13.50% .................        5,810,000            3/15/2004              4,008,900
Cellnet Data Systems Inc. Sr. Note Series B, 0.00%
  to 9/30/2002, 14.00% from 10/1/2002 to maturity ..       13,500,000           10/01/2007              5,298,750
Microcell Telecommunications, Inc. Sr. Note Series
  B, 0.00% to 10/14/2002,11.125% from 10/15/2002
  to maturity ......................................       18,950,000           10/15/2007              8,125,298
Nextel Partners Inc. Sr. Note, 0.00% to 1/31/2004,
  14.00% from 2/1/2004 to maturity+ ................       10,900,000            2/01/2009              6,349,250
Pagemart Nationwide Inc. Sr. Exch. Note, 0.00% to
  1/31/2000, 15.00% from 2/1/2000 to maturity ......       25,275,000            2/01/2005             21,736,500
Pagemart Wireless Inc. Sr. Sub. Note, 0.00% to
  1/31/2003, 11.25% from 2/1/2003 to maturity ......       12,900,000            2/01/2008              3,870,000
Paging Network Do Brasil SA Sr. Note, 13.50% .......          750,000            6/06/2005                345,000
Telecorp PCS Inc. Sr. Sub. Note, 0.00% to 4/14/2004,
  11.625% from 4/15/2004 to maturity+ ..............       11,175,000            4/15/2009              6,453,562
Triton PCS Inc. Sr. Sub. Note, 0.00% to 4/30/2003,
  11.00% from 5/1/2003 to maturity .................       12,355,000            5/01/2008              8,277,850
                                                                                                   --------------
                                                                                                       68,447,060
                                                                                                   --------------
PAPER & PACKAGING 4.3%
Ball Corp. Sr. Note, 7.75% .........................        4,530,000            8/01/2006              4,394,100
Ball Corp. Sr. Sub. Note, 8.25% ....................       14,900,000            8/01/2008             14,453,000
Buckeye Cellulose Corp. Sr. Sub. Note, 9.25% .......        1,810,000            9/15/2008              1,810,000
Crown Packaging Enterprise Ltd. Sr. Sec. Note, 0.00%
  to 7/31/2003, from 8/1/2003 to maturity ..........        9,000,000            8/01/2006                 90,000
Owens-Illinois Inc. Sr. Deb., 7.50% ................       10,810,000            5/15/2010             10,227,125
Packaging Resources Inc. Sr. Sec. Note, 11.625% ....       10,450,000            5/01/2003             10,606,750
Silgan Holdings Inc. Sub. Deb., 13.25% .............        1,123,000            7/15/2006              1,224,070
                                                                                                   --------------
                                                                                                       42,805,045
                                                                                                   --------------
RESTAURANTS 0.7%
NE Restaurant Inc. Sr. Note, 10.75% ................        7,850,000            7/15/2008              7,104,250
                                                                                                   --------------
RETAIL 2.0%
J. Crew Group Inc. Sr. Deb., 0.00% to 10/14/2002,
  13.125% from 10/15/2002 to maturity ..............       15,120,000           10/15/2008              8,013,600
J. Crew Operating Corp. Sr. Sub. Note, 10.375% .....       10,675,000           10/15/2007             10,034,500
Loehmanns Inc. Sr. Note, 11.875% > [ ] .............        7,442,000            5/15/2003              1,265,140
                                                                                                   --------------
                                                                                                       19,313,240
                                                                                                   --------------
SERVICES 2.2%
Allied Waste North America Inc. Sr. Note, 7.625%+ ..        5,990,000            1/01/2006              5,398,488
Rose Hills Co. Sr. Sub. Note, 9.50% ................        8,750,000           11/15/2004              7,175,000
Safety Kleen Corp. Sr. Note, 9.25%+ ................        4,865,000            5/15/2009              4,694,725
USA Waste Services Inc. Sr. Note, 7.00% ............        4,620,000           10/01/2004              4,322,703
                                                                                                   --------------
                                                                                                       21,590,916
                                                                                                   --------------
SUPERMARKETS/DRUG 2.7%
Fred Meyer Inc. Note, 9.20% ........................       13,754,000            7/02/2018             14,326,166
Pathmark Stores Inc. Sub. Deb., 12.625% ............        8,360,000            6/15/2002              8,464,500
Stater Brothers Holdings Inc. Sr. Note, 10.75%+ ....        4,125,000            8/15/2006              4,228,125
                                                                                                   --------------
                                                                                                       27,018,791
                                                                                                   --------------
TECHNOLOGY 3.4%
Elgar Holdings Inc. Sr. Sub. Note, 9.875% ..........        4,250,000            2/01/2008              2,911,250
Intersil Corp. Sr. Sub. Note, 13.25%+ ..............        4,400,000            8/15/2009              4,532,000
Intertek Finance PLC Series B Sr. Sub. Note, 10.25%        13,050,000           11/01/2006             12,267,000
Networks Associates Inc. Cv. Sub. Deb., 0.00% ......       20,320,000            2/13/2018              6,518,453
PSI Net Inc. Sr. Note, 11.00%+ .....................        1,400,000            8/01/2009              1,379,000
SCG Holding Semiconductor Corp. Sr. Note, 12.00%+ ..        5,510,000            8/01/2009              5,620,200
                                                                                                   --------------
                                                                                                       33,227,903
                                                                                                   --------------
TRANSPORTATION 2.8%
Cenargo International PLC Note, 9.75% ..............        7,035,000            6/15/2008              5,979,750
First Wave Marine Inc. Sr. Note, 11.00% ............        3,250,000            2/01/2008              2,453,750
Golden Ocean Group Ltd. Sr. Note, 10.00% [ ] .......       13,000,000            8/31/2001              1,170,000
International Shipholding Corp. Sr. Note Series B,
  7.75% ............................................        8,050,000           10/15/2007              7,446,250
Pegasus Shipping Hellas Ltd. Pfd. Note Series A,
  11.875% ..........................................        3,500,000           11/15/2004              1,032,500
Sea Containers Ltd. Sr. Note Series B, 7.875% ......        5,900,000            2/15/2008              5,221,500
Stena AB Sr. Note, 8.75% ...........................        1,700,000            6/15/2007              1,538,500
Westinghouse Air Brake Co. Sr. Note Series B2,
  9.375% ...........................................        2,650,000            6/15/2005              2,643,375
                                                                                                   --------------
                                                                                                       27,485,625
                                                                                                   --------------
UTILITY 0.3%
Calpine Corp. Sr. Note, 7.625% .....................        1,450,000            4/15/2006              1,376,558
Calpine Corp. Sr. Note, 7.75% ......................        1,945,000            4/15/2009              1,822,270
                                                                                                   --------------
                                                                                                        3,198,828
                                                                                                   --------------
Total Bonds (Cost $899,781,667) ..........................................................            801,174,777
                                                                                                   --------------

                                                                                   SHARES
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 10.4%
CONSUMER GOODS & SERVICES 0.4%
North Atlantic Trading Inc. Sr. Pfd.> ...............................              207,996              3,483,934
                                                                                                     ------------
ELECTRONIC COMPONENTS 0.6%
Nextel Communications Inc. Series D Exch. Pfd.> .....................                5,326              5,539,040
                                                                                                     ------------
ENERGY 0.7%
Clark U.S.A. Inc. Sr. Exch. Pfd.> ...................................               10,907              6,816,909
                                                                                                     ------------
FINANCIAL 0.2%
RB Asset Inc. Pfd. Series A * .......................................              110,000              2,048,200
                                                                                                     ------------
FIXED COMMUNICATIONS 1.0%
ICG Holdings Inc. Exch. Pfd.> .......................................               10,803             10,154,820
                                                                                                     ------------
GENERAL INDUSTRIAL 0.7%
Cluett American Corp. Sr. Exch. Pfd.> ...............................              132,516              6,625,800
                                                                                                     ------------
MANUFACTURING 0.1%
DECS Trust Exch. Pfd.* ..............................................              231,500              1,258,781
                                                                                                     ------------
MEDIA 1.5%
Granite Broadcasting Corp. Exch. Pfd.> ..............................               15,531             15,220,380
                                                                                                     ------------
PAPER & PACKAGING 0.1%
Equitable Bag Inc. Series A Pfd.* ...................................              134,760                673,800
                                                                                                     ------------
PRINTING & PUBLISHING 1.2%
Primedia Inc. Series D Exch. Pfd. ...................................               65,500              6,238,875
Primedia Inc. Series F Exch. Pfd. ...................................               64,500              5,821,125
                                                                                                     ------------
                                                                                                       12,060,000
                                                                                                     ------------
RESTAURANTS 0.5%
Ameriking Inc. Sr. Exch. Pfd.> ......................................              271,196              4,474,734
                                                                                                     ------------
SERVICES 1.8%
Real Time Data Inc. Series C Pfd.*+@ ................................               44,832              9,945,083
Real Time Date Inc. Series B Pfd.*+@ ................................               31,155              7,733,917
                                                                                                     ------------
                                                                                                       17,679,000
                                                                                                     ------------
SUPERMARKETS/DRUG 1.3%
Supermarkets General Holdings Corp. Exch. Pfd.> .....................              344,540             12,920,250
                                                                                                     ------------
UTILITY 0.3%
International Utility Structures Inc. Exch. Pfd.+ > .................                3,318              3,085,740
                                                                                                     ------------
Total Preferred Stocks (Cost $129,533,957) ..........................                                 102,041,388
                                                                                                     ------------
COMMON STOCKS & OTHER 5.9%
Advanced Radio Telecom Corp. Wts.*+ .................................               52,500                785,400
Ameriking Inc. Com.*+ ...............................................                4,775                 47,750
Anacomp Inc. Com.* ..................................................              873,507             14,385,573
Anacomp Inc. Wts.* ..................................................               25,940                222,111
Bar Technologies Inc. Wts.*+ ........................................                4,250                 85,000
Celcaribe SA Trust Certificates *+ ..................................              944,706              1,889,412
Cellnet Data Systems Inc. Wts.*+ ....................................                1,500                  3,000
Central Rents Inc. Com.*+ ...........................................                5,250                115,500
Chatwins Group Inc. Wts.*+ ..........................................                7,000                  7,000
CHC Helicopter Corp Cl. A Com.* .....................................               46,000                138,000
CHI Energy Inc. Cl. C Wts.* .........................................                3,279                     33
Clearnet Communications Inc. Wts.* ..................................               78,705                472,230
Concentric Network Corp. Com.*+ .....................................               19,022                386,384
Dr Pepper Bottling Holdings Inc. Cl. A Com.* ........................               50,000              1,500,000
E. Spire Communications Inc. Wts.*+ .................................                9,500                380,000
Econophone Inc. Wts.*+ ..............................................               14,750                442,500
Empire Gas Corp. Wts.*(+) ...........................................                2,760                    690
Equitable Bag Inc. Com.* ............................................            1,347,600                202,140
Granite Broadcasting Corp. Com.* ....................................              573,500              6,380,188
Hollinger International, Inc. Cl. A Com.* ...........................            1,918,000             22,776,250
Insight Communications L.P. Unit *(+) ...............................              105,500              1,266,000
Intelcom Group, Inc. Wts.*+ .........................................               21,450                198,413
Intermedia Communications Inc. Wts.*+ ...............................                1,500                135,375
International Utility Structures Wts.* ..............................                2,750                  2,750
Ionica PLC Wts.*+ ...................................................                9,500                     95
Ladish Inc. Com.* ...................................................               86,667                563,336
Ladish Inc. Wts.* ...................................................              150,946                800,013
Loral Orion Network Systems Inc. Wts.*+ .............................               14,500                 87,000
Motels of America Inc. Com.*+ .......................................                5,500                  1,375
NS Group Inc. Wts.* .................................................               13,250              1,457,500
Nucentrix Broadband Networks Wts.*+ .................................               37,500                    375
Pagemart Inc. Wts.*+ ................................................               21,850                 65,550
Pagemart Nationwide Inc. Com.*+ .....................................               18,375                110,250
Powertel Inc. Wts.*+ ................................................                8,480                296,800
Primus Telecommunications Group Wts.*+ ..............................                6,500                131,625
Protection One Inc. Wts.*+ ..........................................               10,400                 20,800
RSL Communications Ltd. Wts.*+ ......................................               13,500                972,000
Sabreliner Corp. Wts.*+ .............................................                1,750                 17,500
Startec Global Communications Corp. Wts.*+ ..........................                8,545                  8,545
Town & Country Corp. Cl. A Com.* ....................................              195,632                 12,227
Viatel Inc. Com.* ...................................................               69,999              2,069,345
Waxman Industries Inc. Wts.*+ .......................................              236,000                 11,800
Wireless One Inc. Wts.* .............................................               16,500                    165
Wireless One Inc. Wts.* .............................................               27,250                 27,250
                                                                                                     ------------
Total Common Stocks & Other (Cost $46,328,576) ......................                                  58,475,250

SHORT-TERM INVESTMENTS 2.8%
Navigator Securities Lending Prime
  Portfolio .........................................................           27,722,763             27,722,763
                                                                                                   --------------
Total Short-Term Investments (Cost $27,722,763) ..........................................             27,722,763
                                                                                                   --------------
-----------------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL            MATURITY
                                                             AMOUNT               DATE
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 2.7%
American Express Credit Corp., 5.44% ...............      $ 9,767,000           10/01/1999              9,767,000
Chevron USA Inc., 5.29% ............................        3,813,000           10/04/1999              3,813,000
Exxon Corp., 5.29% .................................        6,427,000           10/04/1999              6,427,000
Ford Motor Credit Co., 5.30% .......................        5,419,000           10/07/1999              5,419,000
Ford Motor Credit Co., 5.35% .......................        1,514,000           10/04/1999              1,514,000
                                                                                                   --------------
Total Commercial Paper (Cost $26,940,000) ................................................             26,940,000
                                                                                                   --------------
Total Investments (Cost $1,130,306,963) - 102.9% .........................................          1,016,354,178
Cash and Other Assets, Less Liabilities - (2.9%) .........................................            (28,169,561)
                                                                                                   --------------
Net Assets - 100.0% ......................................................................         $  988,184,617
                                                                                                   ==============

Federal Income Tax Information (Note 1):
At September 30, 1999, the net unrealized depreciation of investments based on cost for
  Federal income tax purposes of $1,130,360,274 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
  value over tax cost ....................................................................         $   32,503,577
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value .................................................................           (146,509,673)
                                                                                                   --------------
                                                                                                   $ (114,006,096)
                                                                                                   ==============

------------------------------------------------------------------------------------------------------------------
  * Nonincome-producing securities.

  > Payments of income may be made in cash or in the form of additional securities.

[ ] Security is in default.

  @ Security valued under consistently applied procedures established by the Trustees.

(+) Security restricted as to public resale. At September 30, 1999, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at
    September 30, 1999 were $140,400 and $1,266,690 (0.13% of net assets), respectively.

  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1999 were $122,833,402 and $120,163,201 (12.16% of net assets), respectively.

Forward currency exchange contracts outstanding at September 30, 1999, are as follows:

                                                                  CONTRACT      UNREALIZED         DELIVERY
                                                 TOTAL VALUE        PRICE       DEPRECIATION         DATE
-----------------------------------------------------------------------------------------------------------
Sell Canadian dollars, Buy U.S. dollars        12,125,000 CAD    0.66765 CAD     $(161,001)        10/22/99

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
September 30, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $1,130,306,963) (Note 1) .......     $1,016,354,178
Cash .......................................................              1,222
Interest and dividends receivable ..........................         23,300,093
Receivable for securities sold .............................          2,928,483
Receivable for fund shares sold ............................            423,366
Other assets ...............................................             41,661
                                                                 --------------
                                                                  1,043,049,003
LIABILITIES
Payable for collateral received on securities loaned .......         27,722,763
Payable for securities purchased ...........................         20,822,054
Dividends payable ..........................................          3,140,576
Payable for fund shares redeemed ...........................          2,161,509
Accrued distribution and service fees (Note 4) .............            417,668
Payable for open forward contracts .........................            161,001
Accrued management fee (Note 2) ............................            122,607
Accrued transfer agent and shareholder services
  (Note 2) .................................................             90,319
Accrued trustees' fees (Note 2) ............................             11,749
Other accrued expenses .....................................            214,140
                                                                 --------------
                                                                     54,864,386
                                                                 --------------
NET ASSETS .................................................     $  988,184,617
                                                                 ==============
Net Assets consist of:
  Undistributed net investment income ......................     $    1,845,763
  Unrealized depreciation of investments ...................       (113,952,785)
  Unrealized depreciation of forward contracts .............           (161,001)
  Accumulated net realized loss ............................        (50,998,764)
  Paid-in capital ..........................................      1,151,451,404
                                                                 --------------
                                                                 $  988,184,617
                                                                 ==============
Net Asset Value and redemption price per share of
  Class A shares ($586,235,219 / 109,893,342
  shares) ..................................................             $ 5.33
                                                                         ======
Maximum Offering Price per share of Class A shares
  ($5.33 / .955) ...........................................             $ 5.58
                                                                         ======
Net Asset Value and offering price per share of Class B(1)
  shares ($30,778,280 / 5,812,718 shares)* .................             $ 5.29
                                                                         ======
Net Asset Value and offering price per share of Class B
  shares ($288,741,531 / 54,445,815 shares)* ...............             $ 5.30
                                                                         ======
Net Asset Value and offering price per share of Class C
  shares ($35,655,094 / 6,715,185 shares)* .................             $ 5.31
                                                                         ======
Net Asset Value, offering price and redemption price per
  share of Class S shares ($46,774,493 / 8,833,710 shares) .             $ 5.29
                                                                         ======
-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended September 30, 1999 (Unaudited)

INVESTMENT INCOME
Interest (Note 1) ..........................................     $   49,008,804
Dividends ..................................................          5,706,029
                                                                 --------------
                                                                     54,714,833
EXPENSES
Management fee (Note 2) ....................................          3,016,167
Transfer agent and shareholder services (Note 2) ...........            856,962
Service fee - Class A (Note 4) .............................            783,694
Distribution and service fees - Class B(1) (Note 4) ........            115,044
Distribution and service fees - Class B (Note 4) ...........          1,586,186
Distribution and service fees - Class C (Note 4) ...........            197,086
Custodian fee ..............................................            130,829
Registration fees ..........................................            115,322
Reports to shareholders ....................................             48,655
Legal fees .................................................             35,183
Audit fee ..................................................             23,473
Trustees' fees (Note 2) ....................................             11,749
Miscellaneous ..............................................             13,465
                                                                 --------------
                                                                      6,933,815
Fees paid indirectly (Note 2) ..............................            (33,768)
                                                                 --------------
                                                                      6,900,047
                                                                 --------------
Net investment income ......................................         47,814,786
                                                                 --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized loss on investments (Notes 1 and 3) ...........        (35,035,219)
Net realized loss on forward contracts and foreign
  currency .................................................           (186,521)
                                                                 --------------
  Total net realized loss ..................................        (35,221,740)
                                                                 --------------
Net unrealized depreciation of investments .................        (23,100,579)
Net unrealized depreciation of forward contracts ...........           (105,086)
                                                                 --------------
  Total net unrealized depreciation ........................        (23,205,665)
                                                                 --------------
Net loss on investments, foreign currency and forward
  contracts ................................................        (58,427,405)
                                                                 --------------
Net decrease in net assets resulting from operations .......     $  (10,612,619)
                                                                 ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                      SIX MONTHS ENDED
                                                                YEAR ENDED           SEPTEMBER 30, 1999
                                                              MARCH 31, 1999             (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ....................................    $  101,271,406            $   47,814,786
Net realized gain (loss) on investments, foreign
  currency and forward contracts .........................         4,078,740               (35,221,740)
Net unrealized depreciation of investments and forward
  contracts ..............................................      (144,035,477)              (23,205,665)
                                                              --------------            --------------
Net decrease resulting from
  operations .............................................       (38,685,331)              (10,612,619)
                                                              --------------            --------------
Dividends from net investment income:
  Class A ................................................       (65,376,715)              (29,654,247)
  Class B(1) .............................................          (126,881)               (1,005,506)
  Class B ................................................       (31,354,348)              (13,906,572)
  Class C ................................................        (3,495,607)               (1,728,142)
  Class S ................................................        (1,801,692)               (2,348,770)
                                                              --------------            --------------
                                                                (102,155,243)              (48,643,237)
                                                              --------------            --------------
Distribution from net realized gains:
  Class A ................................................        (9,878,189)                     --
  Class B ................................................        (4,999,368)                     --
  Class C ................................................          (539,370)                     --
  Class S ................................................          (185,070)                     --
                                                              --------------            --------------
                                                                 (15,601,997)                     --
                                                              --------------            --------------
Distribution in excess of net realized gains:
  Class A ................................................        (9,170,762)                     --
  Class B ................................................        (4,927,708)                     --
  Class C ................................................          (571,701)                     --
  Class S ................................................          (386,636)                     --
                                                              --------------            --------------
                                                                 (15,056,807)                     --
                                                              --------------            --------------
Net increase (decrease) from fund share transactions
  (Note 5) ...............................................       150,648,021               (38,655,497)
                                                              --------------            --------------
Total decrease in net assets .............................       (20,851,357)              (97,911,353)
NET ASSETS
Beginning of period ......................................     1,106,947,327             1,086,095,970
                                                              --------------            --------------
End of period (including undistributed net investment
  income of $2,674,214 and $1,845,763, respectively) .....    $1,086,095,970            $  988,184,617
                                                              ==============            ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1999

NOTE 1

State Street Research High Income Fund (the "Fund"), is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust on December 23, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research High Income Fund and State Street Research Strategic Growth & Income.

The investment objective of the Fund is to seek, primarily, high current income and, secondarily, capital appreciation, from investments in fixed income securities. In selecting investments for the Fund, the investment manager seeks to identify those fixed income securities which it believes will not involve undue risk. Certain of the Fund's investments, however, may be considered predominantly speculative.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B
(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income and preferred securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

E. DIVIDENDS
Dividends are declared daily based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatment of accrued interest on defaulted bonds.

F. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1998 through March 31, 1999, the Fund incurred net capital losses of approximately $15,818,000 and intends to defer and treat such losses as arising in the fiscal year ended March 31, 2000.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At September 30, 1999, the value of the securities loaned and the value of collateral were $26,991,384 and $27,722,763, respectively. During the six months ended September 30, 1999, income from securities lending amounted to $55,525 and is included in interest income.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the first $500 million of net assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1999, the fees pursuant to such agreement amounted to $3,016,167.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 1999, the amount of such expenses was $387,611.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended September 30, 1999 the Fund's transfer agent fees were reduced by $33,768 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $11,749 during the six months ended September 30, 1999.

NOTE 3
For the six months ended September 30, 1999, purchases and sales of securities, exclusive of short-term investments, aggregated $323,299,601 and $362,518,451, respectively.

NOTE 4
The Trust has adopted plans of distribution pursuant to Rule
12b-1 under the Investment Company Act of 1940. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1999, fees pursuant to such plans amounted to $783,694, $115,044, $1,586,186 and $197,086 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $112,677 and $600,673, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1999, and that MetLife Securities, Inc. earned commissions aggregating $220,341 and $90,090 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $41,197, $382,608 and $3,483 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                             SIX MONTHS ENDED
                                           YEAR ENDED                       SEPTEMBER 30, 1999
                                         MARCH 31, 1999                         (UNAUDITED)
                                 ---------------------------------    ---------------------------------
CLASS A                            SHARES             AMOUNT             SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ................       20,276,045       $ 121,986,092         7,373,435      $  40,973,620
Issued upon reinvestment of:
  Dividends from net
investment income ..........        7,224,259          42,925,293         3,508,003         19,423,702
  Distribution from net
realized gains .............        2,640,762          15,798,355          --                --
Shares redeemed ............      (24,073,358)       (143,844,378)      (15,678,028)       (87,385,490)
                                  -----------       -------------      ------------     --------------
Net increase (decrease) ....        6,067,708       $  36,865,362        (4,796,590)    $  (26,988,168)
                                  ===========       =============      ============     ==============

CLASS B(1)                        SHARES*            AMOUNT*             SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ................        2,306,218       $  12,887,088         3,926,571      $  21,772,878
Issued upon reinvestment of
dividends from net
investment income ..........            8,749              49,080            99,876            545,101
Shares redeemed ............          (47,435)           (268,123)         (481,261)        (2,658,597)
                                  -----------       -------------      ------------     --------------
Net increase ...............        2,267,532       $  12,668,045         3,545,186      $  19,659,382
                                  ===========       =============      ============     ==============

CLASS B                            SHARES             AMOUNT             SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ................       16,017,044       $  97,744,288         1,068,759       $  5,938,712
Issued upon reinvestment of:
  Dividends from net
investment income ..........        2,785,476          16,611,341         1,410,507          7,767,385
  Distribution from net
realized gains .............        1,285,486           7,629,070          --                --
Shares redeemed ............      (12,746,528)        (75,119,927)       (7,893,686)       (43,704,386)
                                  -----------       -------------      ------------     --------------
Net increase (decrease) ....        7,341,478       $  46,864,772        (5,414,420)    $  (29,998,289)
                                  ===========       =============      ============     ==============

CLASS C                            SHARES             AMOUNT             SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ................        4,100,226       $  24,694,993         1,702,073       $  9,427,814
Issued upon reinvestment of:
  Dividends from net
investment income ..........          339,756           2,008,561           167,622            924,157
  Distribution from net
realized gains .............          144,432             856,430          --                --
Shares redeemed ............       (2,663,155)        (15,519,090)       (2,323,997)       (12,832,916)
                                  -----------       -------------      ------------     --------------
Net increase (decrease) ....        1,921,259       $  12,040,894          (454,302)     $  (2,480,945)
                                  ===========       =============      ============     ==============

CLASS S                            SHARES             AMOUNT             SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ................        7,536,611       $  42,912,636           175,148         $  982,878
Issued upon reinvestment of:
  Dividends from net
investment income ..........          296,656           1,693,323           418,098          2,297,740
  Distribution from net
realized gains .............           96,895             555,557          --                --
Shares redeemed ............         (504,050)         (2,952,568)         (380,106)        (2,128,095)
                                  -----------       -------------      ------------     --------------
Net increase ...............        7,426,112       $  42,208,948           213,140       $  1,152,523
                                  ===========       =============      ============     ==============
-------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                       CLASS A
                      -------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                          SIX MONTHS ENDED
                      ---------------------------------------------------------------------------------         SEPTEMBER 30, 1999
                       1995(a)            1996(a)            1997(a)           1998(a)          1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ($)           6.43               5.80               5.95              6.01             6.62                 5.65
                          ----               ----               ----              ----             ----                 ----
  Net investment
    income ($)            0.61               0.52               0.59              0.58             0.58                 0.26
  Net realized and
    unrealized gain (loss)
    on investments,
    foreign currency
    and forward
    contracts ($)        (0.58)              0.20              (0.01)             0.63            (0.80)               (0.32)
                          ----               ----               ----              ----             ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)          0.03               0.72               0.58              1.21            (0.22)               (0.06)
                          ----               ----               ----              ----             ----                 ----
  Dividends from
    net investment
    income ($)           (0.60)             (0.56)             (0.52)            (0.60)           (0.58)               (0.26)
  Distributions
    from net
    realized gains ($)   (0.06)             (0.01)               --                --             (0.09)                 --
  Distribution in
    excess of net
    realized gains ($)     --                 --                 --                --             (0.08)                 --
                          ----               ----               ----              ----             ----                 ----
TOTAL DISTRIBUTIONS ($)  (0.66)             (0.57)             (0.52)            (0.60)           (0.75)               (0.26)
                          ----               ----               ----              ----             ----                 ----
NET ASSET VALUE,
END OF PERIOD ($)         5.80               5.95               6.01              6.62             5.65                 5.33
                          ====               ====               ====              ====             ====                 ====
Total return(b) (%)       1.80              12.85              10.30             20.98            (3.19)               (1.07)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period ($
  thousands)           618,462            646,473            658,413           718,705          648,217              586,235
Ratio of operating
  expenses to
  average net
  assets (%)              1.23               1.17               1.10              1.10             1.06                 1.06(d)
Ratio of operating
  expenses to
  average net
  assets after
  expense
  reductions (%)          1.23               1.17               1.10              1.10             1.05                 1.05(d)
Ratio of net
  investment income
  to average net
  assets (%)             10.19               8.88               9.70              9.10             9.63                 9.33(d)
Portfolio turnover
  rate (%)               31.55              56.47              81.75             70.53            53.46                31.92

                                                                                                           CLASS B(1)
                                                                                                 ----------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                                               YEAR ENDED       SEPTEMBER 30, 1999
                                                                                          MARCH 31, 1999(a)(e)    (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                          5.62                  5.62
                                                                                                  ----                  ----
  Net investment income ($)                                                                       0.12                  0.23
  Net realized and unrealized gain (loss) on investments, foreign
    currency and forward contracts ($)                                                            0.01                 (0.32)
                                                                                                  ----                  ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                              0.13                 (0.09)
                                                                                                  ----                  ----
  Dividends from net investment income ($)                                                       (0.13)                (0.24)
                                                                                                  ----                  ----
TOTAL DISTRIBUTIONS ($)                                                                          (0.13)                (0.24)
                                                                                                  ----                  ----
NET ASSET VALUE, END OF PERIOD ($)                                                                5.62                  5.29
                                                                                                  ====                  ====
Total return(b) (%)                                                                               2.25(c)              (1.63)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                        12,732                30,778
Ratio of operating expenses to average net assets (%)                                             1.74(d)               1.81(d)
Ratio of operating expenses to average net assets after
  expense reductions (%)                                                                          1.73(d)               1.80(d)
Ratio of net investment income to average net assets (%)                                          8.81(d)               8.47(d)

Portfolio turnover rate (%)                                                                      53.46                 31.92

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                       CLASS B
                      -------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                          SIX MONTHS ENDED
                      ---------------------------------------------------------------------------------         SEPTEMBER 30, 1999
                       1995(a)            1996(a)            1997(a)           1998(a)          1999(a)           (UNAUDITED)(a)

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD ($)              6.42               5.79               5.93              5.98             6.58                 5.62
                          ----               ----               ----              ----             ----                 ----
  Net investment
    income ($)            0.57               0.46               0.55              0.53             0.53                 0.24
  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign
    currency and
    forward
    contracts ($)        (0.58)              0.21              (0.02)             0.62            (0.79)               (0.32)
                          ----               ----               ----              ----             ----                 ----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)         (0.01)              0.67               0.53              1.15            (0.26)               (0.08)
                          ----               ----               ----              ----             ----                 ----
  Dividends from
    net investment
    income ($)           (0.56)             (0.52)             (0.48)            (0.55)           (0.53)               (0.24)
  Distributions
    from net
    realized gains ($)   (0.06)             (0.01)               --                --             (0.09)                 --
  Distribution in
    excess of net
    realized gains ($)     --                 --                 --                --             (0.08)                 --
                          ----               ----               ----              ----             ----                 ----
TOTAL DISTRIBUTIONS ($)  (0.62)             (0.53)             (0.48)            (0.55)           (0.70)               (0.24)
                          ----               ----               ----              ----             ----                 ----
NET ASSET VALUE,
  END OF PERIOD ($)       5.79               5.93               5.98              6.58             5.62                 5.30
                          ====               ====               ====              ====             ====                 ====
Total return(b) (%)       0.89              12.06               9.35             20.02            (3.77)               (1.45)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands) 117,767            185,735            259,077           345,797          336,420              288,742
Ratio of operating
  expenses to
  average net
  assets (%)              1.98               1.92               1.85              1.85             1.81                 1.81(d)
Ratio of operating
  expenses to
  average net
  assets after
  expense
  reductions (%)          1.98               1.92               1.85              1.85             1.80                 1.80(d)
Ratio of net
investment income
to average net
assets (%)                9.65               7.95               9.01              8.36             8.90                 8.58(d)
Portfolio turnover
  rate (%)               31.55              56.47              81.75             70.53            53.46                31.92
                                                                       CLASS C
                      -------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                          SIX MONTHS ENDED
                      ---------------------------------------------------------------------------------         SEPTEMBER 30, 1999
                       1995(a)            1996(a)            1997(a)           1998(a)          1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD ($)              6.42               5.79               5.93              5.99             6.59                 5.63
                          ----               ----               ----              ----             ----                 ----
  Net investment
    income ($)            0.58               0.46               0.54              0.53             0.53                 0.24
  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign
    currency and
    forward
    contracts ($)        (0.59)              0.21                --               0.62            (0.79)               (0.31)
                          ----               ----               ----              ----             ----                 ----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)         (0.01)              0.67               0.54              1.15            (0.26)               (0.07)
                          ----               ----               ----              ----             ----                 ----
  Dividends from
    net investment
    income ($)           (0.56)             (0.52)             (0.48)            (0.55)           (0.53)               (0.25)
  Distributions
    from net
    realized gains ($)   (0.06)             (0.01)               --                --             (0.09)                 --
  Distribution in
    excess of net
    realized gains ($)     --                 --                 --                --             (0.08)                 --
                          ----               ----               ----              ----             ----                 ----
TOTAL DISTRIBUTIONS ($)  (0.62)             (0.53)             (0.48)            (0.55)           (0.70)               (0.25)
                          ----               ----               ----              ----             ----                 ----
NET ASSET VALUE,
  END OF PERIOD ($)       5.79               5.93               5.99              6.59             5.63                 5.31
                          ====               ====               ====              ====             ====                 ====
Total return(b) (%)       0.88              12.05               9.52             19.99            (3.76)               (1.44)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period ($
  thousands)             6,766             15,262             28,488            34,586           40,342               35,655
Ratio of operating
  expenses to
  average net
  assets (%)              1.98               1.92               1.85              1.85             1.81                 1.81(d)
Ratio of operating
  expenses to
  average net
  assets after
  expense
  reductions (%)          1.98               1.92               1.85              1.85             1.80                 1.80(d)
Ratio of net
  investment income
  to average net
  assets (%)              9.81               7.91               9.09              8.35             8.91                 8.59(d)
Portfolio turnover
  rate (%)               31.55              56.47              81.75             70.53            53.46                31.92
--------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                       CLASS S
                      -------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                          SIX MONTHS ENDED
                      ---------------------------------------------------------------------------------         SEPTEMBER 30, 1999
                       1995(a)            1996(a)            1997(a)           1998(a)          1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD ($)              6.42               5.78               5.92              5.98             6.58                 5.61
                          ----               ----               ----              ----             ----                 ----
  Net investment
    income ($)            0.64               0.53               0.61              0.59             0.58                 0.27
  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign
    currency and
    forward
    contracts ($)        (0.60)              0.20              (0.01)             0.63            (0.77)               (0.32)
                          ----               ----               ----              ----             ----                 ----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)          0.04               0.73               0.60              1.22            (0.21)               (0.05)
                          ----               ----               ----              ----             ----                 ----
  Dividends from
    net investment
    income ($)           (0.62)             (0.58)             (0.54)            (0.62)           (0.59)               (0.27)
  Distributions
    from net
    realized gains ($)   (0.06)             (0.01)               --                --             (0.09)                 --
  Distribution in
    excess of net
    realized gains ($)     --                 --                 --                --             (0.08)                 --
                          ----               ----               ----              ----             ----                 ----
TOTAL DISTRIBUTIONS ($)  (0.68)             (0.59)             (0.54)            (0.62)           (0.76)               (0.27)
                          ----               ----               ----              ----             ----                 ----
NET ASSET VALUE,
  END OF PERIOD ($)       5.78               5.92               5.98              6.58             5.61                 5.29
                          ====               ====               ====              ====             ====                 ====
Total return(b) (%)       1.73              13.19              10.63             21.22            (2.97)               (0.96)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
of period ($
thousands)               2,579              3,840              6,255             7,860           48,384               46,774
Ratio of operating
  expenses to
  average net
  assets (%)              0.98               0.92               0.85              0.85             0.81                 0.81(d)
Ratio of operating
  expenses to
  average net
  assets after
  expense
  reductions (%)          0.98               0.92               0.85              0.85             0.80                 0.80(d)
Ratio of net
  investment income
  to average net
  assets (%)             10.85               8.97              10.04              9.36            10.00                 9.61(d)
Portfolio turnover
  rate (%)               31.55              56.47              81.75             70.53            53.46                31.92

---------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research High Income Fund ("Fund"), along with shareholders of other series of State Street Research Income Trust ("Trust"), was convened on April 6, 1999 ("Meeting"). The results of the Meeting are set forth below.

                                                             VOTES (MILLIONS
                                                                OF SHARES)
                                                             (COMBINED FOR ALL
                                                             SERIES OF THE
                                                                  TRUST)
                                                             -----------------
ACTION ON PROPOSAL                                            FOR    WITHHELD
--------------------------------------------------------------------------------
The following persons were elected as Trustees:
Bruce R. Bond .............................................  149.4      3.0
Steve A. Garban ...........................................  149.4      3.0
Malcolm T. Hopkins ........................................  149.2      3.1
Susan M. Phillips .........................................  149.4      3.0

STATE STREET RESEARCH HIGH INCOME FUND

----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
----------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
HIGH INCOME FUND                           Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       BARTLETT R. GEER                       Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer
                                                                                  and President,
DISTRIBUTOR                                JOHN H. KALLIS                         PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       THOMAS A. SHIVELY                      Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       JAMES M. WEISS                         State University
State Street Research                      Vice President
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              GERARD P. MAUS                         Former Vice Chairman of the
Boston, MA 02266-8408                      Treasurer                              Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           JOSEPH W. CANAVAN
CUSTODIAN                                  Assistant Treasurer                    DEAN O. MORTON
State Street Bank and                                                             Former Executive Vice President,
Trust Company                              DOUGLAS A. ROMICH                      Chief Operating Officer and
225 Franklin Street                        Assistant Treasurer                    Director, Hewlett-Packard Company
Boston, MA 02110
                                           FRANCIS J. MCNAMARA, III               SUSAN M. PHILLIPS
LEGAL COUNSEL                              Secretary and General Counsel          Dean, School of Business and
Goodwin, Procter & Hoar LLP                                                       Public Management, George
Exchange Place                             DARMAN A. WING                         Washington University; former
Boston, MA 02109                           Assistant Secretary and                Member of the Board of Governors
                                           Assistant General Counsel              of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
                                           AMY L. SIMMONS                         the Commodity Futures Trading
                                           Assistant Secretary                    Commission

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                              ---------------
                                                                 Bulk Rate
STATE STREET RESEARCH HIGH INCOME FUND                          U.S. Postage
One Financial Center                                               PAID
Boston, MA 02111                                                Canton, MA
                                                                Permit #313
                                                              ---------------


STATE STREET RESEARCH

[Logo]

LASTING VALUE
-------------
LEADING IDEAS


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or
    [hearing impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research High Income Fund prospectus.

When used after December 31, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp1100) SSR-LD                                    HI-413G-1199

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                         STRATEGIC GROWTH & INCOME FUND
                         ------------------------------

                         SEMIANNUAL REPORT

                         September 30, 1999

                         --------------------
                            WHAT'S INSIDE
                         --------------------

                         INVESTMENT UPDATE

                         About the Fund,
                         economy and markets

                         FUND INFORMATION

                         Facts and figures

                         PLUS, COMPLETE PORTFOLIO HOLDINGS
                         AND FINANCIAL STATEMENTS

                                                       ----------------------
                                                               DALBAR
                                                       HONORS COMMITMENT TO:
                                                             INVESTORS
                                                               1998
                                                       ----------------------

                                                          For Excellence
[Logo] STATE STREET RESEARCH                                    in
                                                        Shareholder Service

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The economy continued to show strong real growth in the six months ended September 30, 1999. Housing began to show signs of peaking in response to higher mortgage rates, but overall consumer and capital spending remained strong.
o Inflation remained steady at about 2% despite the steep increase in energy prices and the weaker U.S. dollar. The continued improvement in productivity helped to keep prices low.
o The Federal Reserve Board raised the interest rate in an attempt to slow the growth in the U.S. economy and thereby provide some slack as the Asian and European economies began to recover. The Federal Reserve was very careful, however, not to tighten too much with Y2K only three months away.

THE MARKETS
o The U.S. stock market, as measured by the S&P 500(1), ended up virtually unchanged for the six months ended September 30, 1999. The most notable development during this period was the broadening which occurred with small cap stocks significantly outperforming large cap for this first time in several years.
o The bond market, as measured by the Lehman Brothers Aggregate Bond Index(5), was also unchanged for the period with prices declining on balance. Interest rates moved up in response to concerns over inflation and companies trying to complete their financing before the year end.


THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 1999, Class A shares returned 1.00% (does not reflect sales charge).(2)
o The equity portion of this portfolio significantly outperformed the S&P 500 which returned 0.37%, reflecting the benefits of a broader market. The bond portfolio did not fare as well, however, with interest rates moving up and a modest flight to quality.
o The strongest sectors of the portfolio were international equity and inflation responsive, up more than 10% and 25% respectively for the period. The strengths in the inflation- responsive sector reflected the sharp recovery in energy prices from the very depressed levels early in the period.
o Stocks continued to be underweighted during the period. This position reflects our concern over the somewhat high valuations on stocks, the upward pressure on interest rates, and the attractive real returns available on bonds.

CURRENT STRATEGY
o The manager is in the process of reducing the allocation to stocks and increasing the allocation to bonds as part of a longer-term strategy to reduce risk in the portfolio. The fund's normal stock allocation is moving from 70% to 60% which is more consistent with the firm's longer term outlook and its view that bonds are becoming increasingly attractive.

September 30, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.
(2) 0.61% for Class B(1) shares; 0.62% for Class B shares; 0.61% for Class C shares; 1.13% for Class S shares.
(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. The Fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.
(4) Performance reflects up to maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charges, where applicable.
(5) The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. treasury, agency, and corporate bond issues, and mortgage-backed securities. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1999)
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (at maximum applicable sales charge)(3)(4)
--------------------------------------------------------------------------------
                      10 YEARS           5 YEARS                 1 YEAR
-------------------------------------------------------------------------
Class A                10.09%             11.45%                  4.12%
-------------------------------------------------------------------------
Class B(1)             10.23%             11.68%                  4.73%
-------------------------------------------------------------------------
Class B                10.22%             11.67%                  4.68%
-------------------------------------------------------------------------
Class C                10.22%             11.92%                  8.68%
-------------------------------------------------------------------------
Class S                10.92%             13.03%                 10.74%
-------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets)

               Equities                           54%
               Bonds                              35%
               Net Cash                            6%
               Inflation Responsive                5%


TOP FIVE EQUITY INDUSTRIES
(by percentage of net assets)

               NON-U.S. EQUITIES                 9.3%
               COMPUTER TECHNOLOGY               4.4%
               OIL & GAS PRODUCERS               3.2%
               COMMERCIAL SERVICES               2.8%
               UTILITIES: ELECTRICAL             2.4%

               Total: 22.1%

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
(September 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
                                                                                   SHARES              (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 54.4%
AUTOMOBILES & TRANSPORTATION 0.0%
AIR TRANSPORT 0.0%
CHC Helicopter Corp. Cl. A* .........................................                2,000           $      6,000
Mesa Air Group, Inc.* ...............................................               35,300                216,213
                                                                                                     ------------
                                                                                                          222,213
                                                                                                     ------------
Total Automobiles & Transportation ..................................                                     222,213
                                                                                                     ------------
CONSUMER DISCRETIONARY 10.9%
ADVERTISING AGENCIES 2.2%
Lamar Advertising Co. Cl. A* ........................................               11,400                564,300
Omnicom Group .......................................................               37,100              2,937,856
Valassis Communications Inc.* .......................................              233,050             10,239,635
Young & Rubicam Inc.* ...............................................               31,100              1,368,400
                                                                                                     ------------
                                                                                                       15,110,191
                                                                                                     ------------
CASINOS/GAMBLING, HOTEL/MOTEL 1.1%
GTech Holdings Corp.* ...............................................               71,900              1,541,356
Harrah's Entertainment Inc.* ........................................              216,000              5,994,000
Motels of America Inc.*+ ............................................                  500                    125
                                                                                                     ------------
                                                                                                        7,535,481
                                                                                                     ------------
COMMERCIAL SERVICES 2.8%
A.C. Nielson Corp.* .................................................              247,900              5,624,231
Abacus Direct Corp.* ................................................                6,100                743,437
Allied Waste Industries Inc.* .......................................               23,000                268,813
America Online Inc.* ................................................               24,500              2,548,000
Cheap Tickets Inc.* .................................................               13,700                443,537
Copart Inc.* ........................................................               32,900                606,594
GoTo.com, Inc.* .....................................................               15,900                828,787
Innotrac Corp.* .....................................................               27,000                482,625
Maximus Inc.* .......................................................               29,100                871,181
Netzero Inc.* .......................................................                2,300                 59,800
ProBusiness Services Inc.* ..........................................               21,400                575,125
Protection One Inc. Wts.*+ ..........................................                  800                  1,600
QRS Corp.* ..........................................................                2,700                173,138
Safety Kleen Corp.* .................................................              147,700              1,781,631
StarMedia Network, Inc.* ............................................               17,700                649,922
Steiner Leisure Ltd.* ...............................................               47,699              1,192,475
Usweb Corp.* ........................................................               10,600                363,713
VerticalNet Inc.* ...................................................               10,200                377,400
Waste Connections Inc.* .............................................               21,400                440,038
Yahoo!, Inc.* .......................................................                1,501                269,430
Ziff-Davis Inc.* ....................................................               31,000                660,687
                                                                                                     ------------
                                                                                                       18,962,164
                                                                                                     ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.2%
Acme Communications Inc.* ...........................................                5,100                155,550
AMFM Inc.* ..........................................................               15,400                937,475
CBS Corp.* ..........................................................               94,000              4,347,500
Cinar Films Inc. Cl. B* .............................................               40,200              1,216,050
Citadel Communications Corp.* .......................................               17,400                593,775
Hearst Argyle Television Inc.* ......................................               16,100                346,150
Insight Communications Inc.* ........................................                4,800                137,400
Sinclair Broadcast Group Inc. .......................................               38,800                351,625
TiVo Inc.* ..........................................................                1,400                 41,913
                                                                                                     ------------
                                                                                                        8,127,438
                                                                                                     ------------
CONSUMER PRODUCTS 0.1%
Yankee Candle Company, Inc.* ........................................               16,800                324,450
                                                                                                     ------------
CONSUMER SERVICES 0.1%
Bright Horizons Family Solutions Corp.* .............................               21,000                328,125
Central Rents Inc.*+ ................................................                  250                  5,500
DeVry Inc.* .........................................................               31,500                630,000
                                                                                                     ------------
                                                                                                          963,625
                                                                                                     ------------
PRINTING & PUBLISHING 0.8%
General Media Inc. Wts.*(+) .........................................                  250                    250
Hollinger International, Inc. Cl. A .................................              463,300              5,501,687
Sullivan Holdings Inc.*(+)# .........................................                  149                 17,873
                                                                                                     ------------
                                                                                                        5,519,810
                                                                                                     ------------
RESTAURANTS 0.7%
McDonald's Corp. ....................................................              103,100              4,433,300
                                                                                                     ------------
RETAIL 1.9%
Aviation Sales Co.* .................................................                7,800                148,200
Circuit City Stores Inc. ............................................               68,400              2,885,625
CSK Auto Corp.* .....................................................               17,800                388,263
David's Bridal Inc.* ................................................               35,100                261,056
EMusic.com Inc.* ....................................................               43,900                653,012
eTOYS, Inc.* ........................................................                9,000                599,062
Federated Department Stores Inc.* ...................................               46,800              2,044,575
Global Imaging Systems, Inc.* .......................................               24,800                368,900
Home Depot Inc. .....................................................               29,400              2,017,575
Jones Apparel Group Inc.* ...........................................               17,500                503,125
Linens 'n Things Inc.* ..............................................                7,300                246,375
Men's Wearhouse, Inc.* ..............................................               10,900                234,350
Sharper Image Corp.* ................................................               31,100                342,100
Ticketmaster Online City Search, Inc. Cl. B* ........................               10,000                241,875
Wal-Mart Stores, Inc. ...............................................               42,300              2,011,894
                                                                                                     ------------
                                                                                                       12,945,987
                                                                                                     ------------
Total Consumer Discretionary ........................................                                  73,922,446
                                                                                                     ------------
CONSUMER STAPLES 2.2%
BEVERAGES 0.6%
Anheuser-Busch Companies, Inc. ......................................               54,700              3,832,419
                                                                                                     ------------
DRUG & GROCERY STORE CHAINS 0.6%
Duane Reade Inc.* ...................................................               23,300                701,912
Hannaford Brothers Co. ..............................................               50,985              3,591,256
                                                                                                     ------------
                                                                                                        4,293,168
                                                                                                     ------------
FOODS 0.1%
Nabisco Group Holdings Corp. ........................................               27,600                414,000
                                                                                                     ------------
HOUSEHOLD PRODUCTS 0.6%
Colgate-Palmolive Co. ...............................................               65,300              2,987,475
Dial Corp. ..........................................................               51,495              1,313,123
                                                                                                     ------------
                                                                                                        4,300,598
                                                                                                     ------------
TOBACCO 0.3%
R.J. Reynolds Tobacco Holdings Inc. .................................               27,700                747,900
UST Inc. ............................................................               34,700              1,047,506
                                                                                                     ------------
                                                                                                        1,795,406
                                                                                                     ------------
Total Consumer Staples ..............................................                                  14,635,591
                                                                                                     ------------
FINANCIAL SERVICES 5.8%
BANKS & SAVINGS & LOAN 2.2%
Chase Manhattan Corp. ...............................................               59,500              4,484,812
Commercial Federal Corp. ............................................               12,600                247,275
Golden State Bancorp Inc.* ..........................................               13,000                233,188
Golden West Financial Corp. .........................................               14,800              1,454,100
Hudson City Bancorp Inc.* ...........................................               83,900              1,153,625
Mercantile Bankshares Corp. .........................................               47,500              1,469,531
Peoples Heritage Financial Group ....................................              203,500              3,383,187
Saint Paul Bancorp, Inc. ............................................                8,800                201,300
Southtrust Corp. ....................................................               33,900              1,216,163
TCF Financial Corp. .................................................                7,200                205,650
Telebanc Financial Corp.* ...........................................               24,400                561,200
                                                                                                     ------------
                                                                                                       14,610,031
                                                                                                     ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.4%
NextCard Inc.* ......................................................               41,700              1,021,650
Nova Corp.* .........................................................               26,400                660,000
Profit Recovery Group International Inc.* ...........................               22,350                997,369
                                                                                                     ------------
                                                                                                        2,679,019
                                                                                                     ------------
INSURANCE 1.1%
Ace Ltd. ............................................................              160,100              2,711,694
Mutual Risk Management Ltd. .........................................               12,600                154,350
Saint Paul Companies, Inc. ..........................................               48,400              1,331,000
Terra Nova Holdings Ltd. Cl. A* .....................................               17,900                571,681
XL Capital Ltd. Cl. A ...............................................               62,901              2,830,545
                                                                                                     ------------
                                                                                                        7,599,270
                                                                                                     ------------
MISCELLANEOUS FINANCIAL 1.7%
AMBAC Inc. ..........................................................              103,100              4,884,363
Citigroup, Inc. .....................................................               89,400              3,933,600
Digital Insight Corp.* ..............................................                  900                 13,500
Finet.com Corp.* ....................................................               37,000                112,156
Heller Financial Inc. Cl. A .........................................               15,600                351,000
Metris Companies Inc.* ..............................................               17,200                506,325
Prism Financial Corp.* ..............................................               37,400                374,000
Radian Group Inc. ...................................................                8,300                356,381
RB Asset Inc. Series A Pfd.* ........................................               20,000                372,400
Security First Tech Corp.* ..........................................               18,600                723,075
                                                                                                     ------------
                                                                                                       11,626,800
                                                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS 0.1%
First Industrial Realty Trust Inc. ..................................               11,300                279,675
IndyMac Mortgage Holdings Inc. ......................................               26,800                402,000
                                                                                                     ------------
                                                                                                          681,675
                                                                                                     ------------
RENTAL & LEASING SERVICES: COMMERCIAL 0.0%
United Rentals Inc.* ................................................               10,500                228,375
                                                                                                     ------------
SECURITIES BROKERAGE & SERVICES 0.3%
Bear Stearns Company Inc. ...........................................               38,010              1,461,009
Knight/Trimark Group, Inc. Cl. A* ...................................               17,600                521,400
                                                                                                     ------------
                                                                                                        1,982,409
                                                                                                     ------------
Total Financial Services ............................................                                  39,407,579
                                                                                                     ------------
HEALTH CARE 2.3%
DRUGS & BIOTECHNOLOGY 1.8%
Amgen Inc.* .........................................................               30,000              2,445,000
Axogen Ltd. .........................................................                9,400                301,975
Biovail Corp.* ......................................................               65,600              3,329,200
Bristol-Myers Squibb Co. ............................................               30,500              2,058,750
Intelligent Polymers Ltd.* ..........................................               81,300              4,004,025
Spiros Development Corp.* ...........................................               12,500                 87,500
                                                                                                     ------------
                                                                                                       12,226,450
                                                                                                     ------------
HEALTH CARE FACILITIES 0.1%
Total Renal Care Holdings Inc.* .....................................               75,833                564,008
                                                                                                     ------------
HEALTH CARE SERVICES 0.3%
Healtheon Corp.* ....................................................                8,100                299,700
Quorum Health Group Inc.* ...........................................              230,900              1,623,516
                                                                                                     ------------
                                                                                                        1,923,216
                                                                                                     ------------
HOSPITAL SUPPLY 0.1%
Wesley Jessen VisionCare Inc.* ......................................               30,200                941,862
                                                                                                     ------------
Total Health Care ...................................................                                  15,655,536
                                                                                                     ------------
INTEGRATED OILS 0.7%
INTEGRATED DOMESTIC 0.3%
Unocal Corp. ........................................................               61,300              2,271,931
                                                                                                     ------------
INTEGRATED INTERNATIONAL 0.4%
BP Amoco PLC ADR ....................................................               22,600              2,504,363
                                                                                                     ------------
Total Integrated Oils ...............................................            4,776,294
                                                                                                     ------------
MATERIALS & PROCESSING 3.8%
BUILDING & CONSTRUCTION 0.1%
SLI Inc.* ...........................................................               14,522                309,500
Waxman Industries Inc. Wts.*+ .......................................               29,500                  1,478
                                                                                                     ------------
                                                                                                          310,978
                                                                                                     ------------
CHEMICALS 1.0%
Cabot Corp. .........................................................              180,400              4,284,500
Cambrex Corp. .......................................................               15,700                415,069
Dow Chemical Co. ....................................................               19,900              2,261,137
                                                                                                     ------------
                                                                                                        6,960,706
                                                                                                     ------------
CONTAINERS & PACKAGING 0.8%
American Material Can Group Inc. ....................................              235,900              3,730,169
Equitable Bag Inc.* .................................................               47,600                  7,140
Smurfit Stone Container Corp.* ......................................               66,200              1,431,575
                                                                                                     ------------
                                                                                                        5,168,884
                                                                                                     ------------
DIVERSIFIED MANUFACTURING 1.0%
Ball Corp. ..........................................................              157,700              6,948,656
                                                                                                     ------------
FERTILIZERS 0.3%
Agrium Inc. .........................................................              191,500              1,903,031
                                                                                                     ------------
FOREST PRODUCTS 0.1%
Champion International Corp. ........................................               17,200                883,650
                                                                                                     ------------
MISCELLANEOUS MATERIALS & PROCESSING 0.0%
Ladish Inc. Wts.* ...................................................               15,095                 80,004
                                                                                                     ------------
PAPER & FOREST PRODUCTS 0.2%
Bowater Inc. ........................................................               26,700              1,401,750
                                                                                                     ------------
STEEL 0.3%
Armco, Inc.* ........................................................              114,700                802,900
Bar Technologies Inc. Wts.*+ ........................................                  250                  5,000
Harsco Corp. ........................................................               46,900              1,295,612
                                                                                                     ------------
                                                                                                        2,103,512
                                                                                                     ------------
TEXTILE & PRODUCTS 0.0%
Cluett American Corp. Sr. Exch. Pfd.> ...............................                2,982                149,100
                                                                                                     ------------
Total Materials & Processing ........................................                                  25,910,271
                                                                                                     ------------
OTHER 2.3%
MULTI-SECTOR 2.3%
AlliedSignal Inc. ...................................................               56,200              3,368,487
Gencorp Inc.* .......................................................              113,300              2,074,806
General Electric Co. ................................................               34,300              4,066,694
Johnson Controls Inc. ...............................................               11,500                762,594
Ogden Corp. .........................................................              184,900              1,849,000
Tyco International Ltd. .............................................               29,900              3,087,175
                                                                                                     ------------
Total Other .........................................................                                  15,208,756
                                                                                                     ------------
OTHER ENERGY 2.9%
GAS PIPELINES 0.9%
Columbia Energy Group ...............................................                7,900                437,462
Williams Companies Inc. .............................................              143,689              5,379,357
                                                                                                     ------------
                                                                                                        5,816,819
                                                                                                     ------------
OFFSHORE DRILLING 0.2%
Transocean Offshore Inc. ............................................               37,400              1,145,375
                                                                                                     ------------
OIL & GAS PRODUCERS 1.0%
Abacan Resource Corp.*++ ............................................              539,500                 94,413
Maxx Petroleum Ltd.*++ ..............................................              123,850                488,904
Ocean Energy Inc.*++ ................................................              509,088              5,186,334
Union Pacific Resources Group Inc. ..................................               60,600                973,387
                                                                                                     ------------
                                                                                                        6,743,038
                                                                                                     ------------
OIL WELL EQUIPMENT & SERVICES 0.8%
Baker Hughes Inc. ...................................................               41,900              1,215,100
Calpine Corp.* ......................................................               10,000                850,625
Halliburton Co.++ ...................................................               72,500              2,972,500
Valero Refining & Marketing Corp. ...................................               37,600                723,800
                                                                                                     ------------
                                                                                                        5,762,025
                                                                                                     ------------
Total Other Energy ..................................................                                  19,467,257
                                                                                                     ------------
PRODUCER DURABLES 2.2%
AEROSPACE 0.1%
Heico Corp. Cl. A ...................................................               20,000                385,000
Ladish Inc.* ........................................................                8,666                 56,329
                                                                                                     ------------
                                                                                                          441,329
                                                                                                     ------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.9%
Mark IV Industries Inc. .............................................              294,500              5,816,375
                                                                                                     ------------
ELECTRONICS: INDUSTRIAL 0.0%
Mettler Toledo International Inc.* ..................................               13,500                399,938
                                                                                                     ------------
MACHINERY 0.5%
Chatwins Group Inc.*+ ...............................................                  500                    500
Helix Technology Corp.* .............................................                8,600                285,950
Howmet International Inc.* ..........................................              227,400              3,183,600
                                                                                                     ------------
                                                                                                        3,470,050
                                                                                                     ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.0%
Anacomp Inc. Wts.* ..................................................                4,941                 42,307
                                                                                                     ------------
PRODUCTION TECHNOLOGY EQUIPMENT 0.6%
Cymer Inc.* .........................................................               13,500                468,282
Dupont Photomasks Inc.* .............................................                6,500                299,406
Teradyne Inc.* ......................................................               98,000              3,454,500
                                                                                                     ------------
                                                                                                        4,222,188
                                                                                                     ------------
TELECOMMUNICATIONS EQUIPMENT 0.1%
American Tower Corp. Cl. A* .........................................               15,300                299,306
L-3 Communications Holding Corp.* ...................................                7,800                294,450
                                                                                                     ------------
                                                                                                          593,756
                                                                                                     ------------
Total Producer Durables .............................................                                  14,985,943
                                                                                                     ------------
TECHNOLOGY 8.4%
COMMUNICATIONS TECHNOLOGY 1.5%
Alteon Websystems, Inc.* ............................................                1,700                159,800
Ask Jeeves Inc.* ....................................................                6,400                220,800
Covad Communications Group Inc.* ....................................               11,650                507,867
Digital Microwave Corp.* ............................................               30,820                483,489
Extreme Networks Inc.* ..............................................                4,700                297,569
Foundry Networks, Inc.* .............................................                3,400                428,400
Go2Net, Inc.* .......................................................                4,700                304,325
Intervu Inc.* .......................................................                9,300                345,263
Lernout & Hauspie Speech Products NV ADR* ...........................               58,100              2,026,237
Liberate Technologies, Inc.* ........................................               12,700                534,987
Mapquest.com Inc.* ..................................................               14,500                172,188
Metromedia Fiber Network Inc. Cl. A* ................................                6,622                162,239
Mpath Interactive, Inc.* ............................................               21,800                250,700
NCR Corp.* ..........................................................               37,600              1,243,150
NetSolve, Inc.* .....................................................                2,100                 37,275
Network Solutions Inc. Cl. A* .......................................               11,200              1,029,000
NorthPoint Communications Group Inc.* ...............................               10,300                190,550
Packeteer Inc.* .....................................................               12,600                429,188
Remec Inc.* .........................................................               55,350                761,062
Tibco Software Inc.* ................................................               12,100                364,134
Worldgate Communications Inc.* ......................................                5,200                118,950
                                                                                                     ------------
                                                                                                       10,067,173
                                                                                                     ------------
COMPUTER SOFTWARE 1.0%
Answerthink Consulting Group, Inc.* .................................               17,100                164,587
Interactive Pictures Corp.* .........................................                1,700                 36,550
Kana Communications, Inc.* ..........................................                2,200                109,725
Microsoft Corp.* ....................................................               67,600              6,122,025
Transaction Systems Architects Inc. Cl. A* ..........................                8,500                228,969
                                                                                                     ------------
                                                                                                        6,661,856
                                                                                                     ------------
COMPUTER TECHNOLOGY 4.4%
Cisco Systems Inc.* .................................................              104,900              7,192,206
Electronic Data Systems Corp. .......................................               58,000              3,070,375
EMC Corp.* ..........................................................               57,200              4,086,225
International Business Machines Corp. ...............................               35,000              4,248,125
Radiant Systems Inc.* ...............................................               38,400                621,600
Silicon Graphics Inc.* ..............................................              251,600              2,751,875
Sun Microsystems Inc.* ..............................................               56,200              5,226,600
Unisys Corp.* .......................................................               19,700                888,963
Verio Inc.* .........................................................               37,600              1,165,600
Zebra Technologies Corp. Cl. A* .....................................               11,700                531,984
                                                                                                     ------------
                                                                                                       29,783,553
                                                                                                     ------------
ELECTRONICS 0.9%
Aeroflex Inc.* ......................................................               71,500                871,406
Nokia Corp. ADR .....................................................               26,300              2,362,069
Solectron Corp.* ....................................................               41,400              2,973,038
                                                                                                     ------------
                                                                                                        6,206,513
                                                                                                     ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 0.6%
Analog Devices Inc.* ................................................               20,200              1,035,250
Benchmark Electronics Inc.* .........................................               14,100                497,906
Cypress Semiconductor Corp.* ........................................              103,800              2,231,700
                                                                                                     ------------
                                                                                                        3,764,856
                                                                                                     ------------
Total Technology ....................................................                                  56,483,951
                                                                                                     ------------
UTILITIES 4.1%
CABLE TELEVISION & RADIO 0.0%
Wireless One Inc. Wts.* .............................................                2,000                  1,257
                                                                                                     ------------
ELECTRICAL 2.4%
CMP Group Inc. ......................................................               28,900                762,238
DQE, Inc. ...........................................................               50,400              1,971,900
Energy East Corp. ...................................................               37,300                885,875
Illinova Corp. ......................................................              169,500              4,756,594
OGE Energy Corp. ....................................................              143,500              3,192,875
Pinnacle West Capital Corp. .........................................              134,100              4,877,887
                                                                                                     ------------
                                                                                                       16,447,369
                                                                                                     ------------
GAS DISTRIBUTION 0.3%
National Fuel Gas Co. ...............................................               13,200                622,875
Nicor Inc. ..........................................................               20,100                747,469
Questar Corp. .......................................................               24,600                445,875
                                                                                                     ------------
                                                                                                        1,816,219
                                                                                                     ------------
TELECOMMUNICATIONS 1.4%
AirGate PCS, Inc.* ..................................................                4,200                104,475
Celcaribe SA*+ ......................................................              297,558                595,116
Intelcom Group, Inc. Wts.*+ .........................................                1,650                 15,262
MCI WorldCom Inc.* ..................................................               80,800              5,807,500
Nextel Communications Inc.* .........................................                1,549                105,042
Nucentrix Broadband Networks Wts.*+ .................................                1,500                     15
Pagemart Inc. Wts.*+ ................................................                2,300                  6,900
Powertel Inc. Wts.*+ ................................................                  960                 33,600
RCN Corp.* ..........................................................               15,600                639,600
RSL Communications Ltd. Cl. A* ......................................               53,300                972,725
RSL Communications Ltd. Wts.*+ ......................................                  750                 54,000
Startec Global Communications Corp. Wts.*+ ..........................                  500                    500
Time Warner Telecom Inc.* ...........................................               12,900                269,287
Viatel Inc.* ........................................................                4,462                131,908
Winstar Communications Inc.* ........................................               12,090                472,266
                                                                                                     ------------
                                                                                                        9,208,196
                                                                                                     ------------
Total Utilities .....................................................                                  27,473,041
                                                                                                     ------------
NON-U.S. EQUITIES 8.8%
Banco Di Roma .......................................................              489,500                742,214
British Petroleum Co. PLC* ..........................................              109,800              2,006,477
Cable & Wireless PLC ................................................              111,900              1,144,012
Clariant AG .........................................................                4,000              1,810,316
Clearnet Communications Inc. Wts.* ..................................                2,640                 15,840
East Japan Railway Inc. .............................................                  200              1,269,906
Econophone Inc. Wts.*+ ..............................................                  750                 22,500
Eircom PLC ..........................................................               35,200                152,815
Equitable Bag Inc. Pfd.* ............................................                4,760                 23,800
Granite Broadcasting Corp. Exch. Pfd.> ..............................                  345                338,100
Gulfstream Resources Ltd.++ .........................................              156,800                245,450
Hikari Tsushin Inc ..................................................                6,100              3,713,242
IXOS Software AG ....................................................               12,200              1,934,229
Kirin Brewery Co ....................................................              192,700              2,300,922
Kokuyo Co ...........................................................               97,000              1,692,367
L.M. Ericsson Telephone Co. Cl. B* ..................................               92,800              2,876,993
Nokia Ab Oy .........................................................               25,600              2,290,856
OKI Electric Industries Co. Ltd.* ...................................              350,000              2,140,647
Orange PLC ..........................................................               40,000                788,907
Pharmacia & Upjohn ..................................................               36,800              1,828,097
Post Energy Corp.*++ ................................................              142,100                706,003
PTT Exploration & Production Public Co. Ltd.* .......................              127,200                888,272
QP Corp. ............................................................              206,000              1,593,519
Reckson Associates Realty Corp. .....................................               12,000                249,750
Repsol SA* ..........................................................               22,000                430,493
Sema Group PLC* .....................................................              224,100              2,737,503
Shaw Communications Inc. Cl. B ......................................               80,200              2,210,512
Snow Brand Milk Co. .................................................              268,000              1,350,290
Societe Generale ....................................................                6,800              1,400,076
Softbank Corp. ......................................................               13,300              5,044,484
Takara Shuzo Co. ....................................................              363,000              5,388,228
Telecom Italia SPA* .................................................              285,500              2,478,895
Tieto Corp. .........................................................               50,100              1,583,274
WM Data AB Cl. B* ...................................................               50,000              2,166,484
Wolters Kluwer ......................................................               61,200              2,096,858
York Benimaru Co ....................................................               44,500              1,741,994
                                                                                                     ------------
Total Non-U.S. Equities .............................................                                  59,404,325
                                                                                                     ------------
Total Equity Securities (Cost $302,351,728) .........................                                 367,553,203
                                                                                                     ------------
EQUITY SECURITIES -- INFLATION RESPONSIVE INVESTMENTS 4.8%
AUTOMOBILES & TRANSPORTATION 0.0%
MISCELLANEOUS TRANSPORTATION 0.0%
Marine Transport Corp.* .............................................                7,639                 22,917
OMI Corp.* ..........................................................              106,400                272,650
                                                                                                     ------------
                                                                                                          295,567
                                                                                                     ------------
Total Automobiles & Transportation ..................................                                     295,567
                                                                                                     ------------
INTEGRATED OILS 0.2%
INTEGRATED DOMESTIC 0.2%
Callon Petroleum Co.* ...............................................               59,500                907,375
KCS Energy Inc. .....................................................              160,000                160,000
                                                                                                     ------------
                                                                                                        1,067,375
                                                                                                     ------------
Total Integrated Oils ...............................................                                   1,067,375
                                                                                                     ------------
MATERIALS & PROCESSING 0.2%
GOLD & PRECIOUS METALS 0.2%
Anglogold Ltd. ADR* .................................................                8,620                270,991
Ashanti Goldfields Co. Ltd. GDR .....................................              100,000                787,500
Golden Star Resources Ltd.* .........................................                4,312                  3,234
                                                                                                     ------------
                                                                                                        1,061,725
                                                                                                     ------------
Total Materials & Processing ........................................                                   1,061,725
                                                                                                     ------------
OTHER 0.0%
MULTI-SECTOR 0.0%
Viceroy Resource Corp.* .............................................               67,000                 69,768
                                                                                                     ------------
Total Other .........................................................                                      69,768
                                                                                                     ------------
OTHER ENERGY 3.2%
OFFSHORE DRILLING 0.3%
Atwood Oceanics Inc.*@ ..............................................               22,400                684,600
Marine Drilling Companies, Inc.* ....................................               30,000                474,375
Santa Fe International Corp. ........................................               50,000              1,078,125
TMBR/Sharp Drilling, Inc.* ..........................................               20,500                158,875
                                                                                                     ------------
                                                                                                        2,395,975
                                                                                                     ------------
OIL & GAS PRODUCERS 2.2%
Basin Exploration Inc.* .............................................              100,000              2,400,000
Cabot Oil & Gas Corp. Cl. A .........................................               57,100                984,975
Canadian 88 Energy Corp.* ...........................................              110,800                235,450
Esenjay Exploration Inc.* ...........................................               12,100                 28,738
FX Energy Inc.* .....................................................               25,000                178,125
Louis Dreyfus Natural Gas Corp.*@ ...................................               41,600                891,800
Mallon Resources Corp.* .............................................               12,400                106,950
Nuevo Energy Co.*+ ..................................................               75,600              1,304,100
Patina Oil & Gas Corp. ..............................................               15,500                137,563
Petroquest Energy Inc.* .............................................               43,100                 72,731
Plains Resources Inc.*@ .............................................              133,400              2,384,525
Ranger Oil Ltd.* ....................................................              278,200              1,199,737
St. Mary Land & Exploration Co.*@ ...................................               18,800                491,150
Talisman Energy Inc.*@ ..............................................               39,830              1,192,411
Titan Exploration Inc.* .............................................              163,000                804,812
Tom Brown, Inc.* ....................................................               75,600              1,115,100
Ulster Petroleum Ltd.* ..............................................              121,500              1,310,675
                                                                                                     ------------
                                                                                                       14,838,842
                                                                                                     ------------
OIL WELL EQUIPMENT & SERVICES 0.7%
3DX Technologies Inc.* ..............................................               50,000                 34,375
BJ Services Co.* ....................................................                7,900                251,319
Cooper Cameron Corp.* ...............................................               25,000                943,750
Crystal Gas Storage Inc. ............................................               10,000                417,500
Global Industries Inc.* .............................................               25,500                207,188
NewPark Resources Inc.* .............................................              119,600                926,900
Noble Drilling Corp.* ...............................................               52,300              1,144,062
Precision Drilling Corp.* ...........................................               28,400                658,525
                                                                                                     ------------
                                                                                                        4,583,619
                                                                                                     ------------
Total Other Energy ..................................................                                  21,818,436
                                                                                                     ------------
UTILITIES 0.7%
GAS DISTRIBUTION 0.7%
K N Energy Inc. .....................................................               28,000                628,250
Southwestern Energy Co. .............................................               67,300                609,906
Western Gas Resources Inc. ..........................................              176,400              3,296,475
                                                                                                     ------------
                                                                                                        4,534,631
                                                                                                     ------------
Total Utilities .....................................................                                   4,534,631
                                                                                                     ------------
NON-U.S. EQUITIES 0.5%
Badger Daylighting Inc.* ............................................               40,000                149,731
Baytex Energy Ltd. Cl. A ............................................              100,000                666,984
Delta Gold NL* ......................................................              168,000                305,738
Elk Point Resources Inc. Cl. A* .....................................               15,600                 58,926
Magin Energy Inc. ...................................................               18,600                 47,472
Menzies Gold NL* ....................................................              400,000                 23,499
Newcrest Mining Ltd.* ...............................................              150,000                488,583
Normandy Mining Ltd.* ...............................................              511,325                453,924
Oil Search Ltd.* ....................................................              468,100                604,994
Probe Exploration Inc.* .............................................              350,000                110,767
Richland Petroleum Corp.* ...........................................               44,600                122,936
Seven Seas Petroleum Inc.* ..........................................              104,700                327,187
Southernera Resources Ltd.* .........................................               97,500                178,503
Tri-Link Resources Ltd. Cl. A* ......................................               20,700                151,450
Virginia Gold Mines Inc.* ...........................................               50,000                 20,418
Zimbabwe Platinum Mines Ltd. ........................................               33,600                 12,282
                                                                                                     ------------
Total Non-U.S. Equities .............................................                                   3,723,394
                                                                                                     ------------
Total Equity Securities -- Inflation Responsive
  Investments (Cost $32,533,047) ....................................                                  32,570,896
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL               MATURITY              VALUE
                                                            AMOUNT                  DATE               (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 34.5%
U.S. TREASURY 2.2%
U.S. Treasury Bond, 12.00% .........................      $   800,000            8/15/2013           $  1,104,376
U.S. Treasury Bond, 8.125% .........................        1,950,000            8/15/2021              2,327,812
U.S. Treasury Bond, 6.625% .........................        3,200,000            2/15/2027              3,304,992
U.S. Treasury Bond, 6.125% .........................        1,500,000           11/15/2027              1,456,635
U.S. Treasury Bond TIPS, 3.875% ....................        1,191,368            4/15/2029              1,150,790
U.S. Treasury Note, 5.875% .........................        2,225,000            9/30/2002              2,232,988
U.S. Treasury STRIPS, 0.00% ........................        3,775,000            5/15/2003              3,056,429
U.S. Treasury STRIPS, 0.00% ........................        1,025,000            5/15/2018                306,998
                                                                                                     ------------
                                                                                                       14,941,020
                                                                                                     ------------
U.S. AGENCY MORTGAGE 10.0%
Federal Home Loan Mortgage Corp., 7.50% ............           35,073            4/01/2002                 35,224
Federal Home Loan Mortgage Corp., 8.50% ............              191            7/01/2009                    196
Federal Home Loan Mortgage Corp., 6.50% ............        2,715,420            7/01/2029              2,605,093
Federal National Mortgage Association, 9.50% .......          565,114           10/01/2003                584,418
Federal National Mortgage Association, 8.00% .......          142,619            4/01/2008                147,008
Federal National Mortgage Association, 8.00% .......          183,418            6/01/2008                187,955
Federal National Mortgage Association, 8.50% .......          162,867            2/01/2009                169,459
Federal National Mortgage Association, 6.375% ......        1,450,000            6/15/2009              1,420,551
Federal National Mortgage Association, 5.50% .......        1,466,679           12/01/2013              1,382,345
Federal National Mortgage Association, 7.50% .......              166           10/01/2025                    167
Federal National Mortgage Association, 6.50% .......          608,339            9/01/2028                583,245
Federal National Mortgage Association, 6.50% .......        4,706,243           11/01/2028              4,512,111
Federal National Mortgage Association, 6.50% .......        4,944,722           12/01/2028              4,740,752
Federal National Mortgage Association, 6.00% .......        2,060,380            2/01/2029              1,921,305
Federal National Mortgage Association, 6.00% .......        3,707,435            3/01/2029              3,457,183
Federal National Mortgage Association, 6.50% .......        1,102,702            3/01/2029              1,057,215
Federal National Mortgage Association, 7.50% .......        2,882,262            7/01/2029              2,890,361
Federal National Mortgage Association TBA, 6.50% ...        1,175,000           10/14/2029              1,126,719
Federal National Mortgage Association TBA, 7.00% ...       14,775,000           10/14/2029             14,518,802
Federal National Mortgage Association TBA, 7.50% ...        5,925,000           10/14/2029              5,941,649
Government National Mortgage Association, 6.50% ....          391,526            2/15/2009                386,507
Government National Mortgage Association, 6.50% ....          142,632            6/15/2009                140,803
Government National Mortgage Association, 6.50% ....          857,509            7/15/2009                846,516
Government National Mortgage Association, 7.50% ....           76,275           11/15/2010                 77,586
Government National Mortgage Association, 7.50% ....          515,196           12/15/2010                524,047
Government National Mortgage Association, 7.00% ....          824,725            1/15/2025                813,641
Government National Mortgage Association, 7.00% ....        3,434,515            5/15/2028              3,369,019
Government National Mortgage Association, 6.50% ....        1,774,956           11/15/2028              1,696,734
Government National Mortgage Association, 6.50% ....        4,533,014           11/15/2028              4,338,955
Government National Mortgage Association, 7.00% ....        3,546,545           11/15/2028              3,481,147
Government National Mortgage Association, 7.00% ....          134,013           11/15/2028                131,542
Government National Mortgage Association TBA, 7.00%         4,725,000           10/21/2029              4,637,162
                                                                                                     ------------
                                                                                                       67,725,417
                                                                                                     ------------
FOREIGN 0.2%
Province of Quebec Deb., 5.75% .....................          375,000            2/15/2009                343,223
Quebec Province Canada, 7.50% ......................          800,000            9/15/2029                800,888
                                                                                                     ------------
                                                                                                        1,144,111
                                                                                                     ------------
FINANCE/MORTGAGE 7.1%
A T & T Capital Corp. Note, 7.50% ..................          925,000           11/15/2000                931,614
A T & T Capital Corp. Note, 6.75% ..................        1,125,000            2/04/2002              1,119,723
American Express Credit Trust Series 99-1-A, 5.60% .        1,625,000           11/15/2006              1,561,008
Arcadia Automobile Trust Series 97-C A5, 6.55% .....          675,000            6/15/2005                678,807
Capital One Bank Note, 6.62% .......................        1,900,000            8/04/2003              1,850,809
Capital One Bank Note, 6.65% .......................        1,175,000            3/15/2004              1,143,768
Capital One Bank Sr. Note, 6.48% ...................          825,000            1/28/2002                816,173
Chase Credit Card Owner Trust Note 99-3-A, 6.66% ...        2,300,000            1/15/2007              2,299,310
Chase Manhattan Auto Owner Trust Note 98-B-A, 5.80%         1,700,000            2/17/2003              1,685,652
CIT Group Holdings Inc. Sr. Note, 6.80% ............        1,400,000            4/17/2000              1,405,852
Citibank Credit Card Master Trust, 5.30% ...........        1,525,000            1/09/2006              1,448,262
Citibank Credit Cord Master Trust, 5.875% ..........          750,000            3/10/2011                689,528
Commercial Credit Group Inc. Note, 6.45% ...........        1,450,000            7/01/2002              1,446,578
Commercial Credit Group Inc. Sr. Note, 5.55% .......        1,400,000            2/15/2001              1,386,322
Countrywide Funding Corp. Note, 6.58% ..............        1,100,000            9/21/2001              1,098,669
Credit Suisse First Boston 97-C2 Cl. A2, 6.52% .....          975,000            7/17/2007                947,885
DLJ Commercial Mortgage Corp. 98-C2, 6.24% .........          500,000           11/12/2031                470,000
ERAC USA Finance Co. Note, 6.625%+  ................          725,000            2/15/2005                698,690
Finova Capital Corp. Sr. Note, 6.125% ..............        1,950,000            3/15/2004              1,870,069
Ford Motor Credit Co. Note, 6.45% ..................        1,625,000            7/16/2002              1,632,491
GE Global Insurance Holding Corp. Note, 7.00% ......        2,825,000            2/15/2026              2,614,170
General Motors Acceptance Corp. Note, 6.38% ........      $ 1,625,000           10/07/2002           $  1,625,000
GMAC Commercial Mortgage Security Inc. 97-C2 Cl
  A, 6.55% .........................................        1,350,000            4/15/2029              1,303,172
GMAC Commercial Mortgage Security Inc. 98-C1 Cl
  A1, 6.41% ........................................          985,045           11/15/2007                961,343
GMAC Commercial Mortgage Security Inc. 99-C1 Cl
  A2, 6.175% .......................................        1,250,000            5/15/2033              1,165,625
Household Finance Corp. Note, 6.00% ................          800,000            5/01/2004                769,544
Household Finance Corp. Sr. Note, 6.125% ...........          900,000            7/15/2012                883,224
Intertek Finance PLC Series B Sr. Sub. Note, 10.25%           600,000           11/01/2006                564,000
LB Commercial Conduit Mortgage Trust 97-LL1-A1,
  6.79% ............................................        1,313,765            6/12/2004              1,310,070
LB Commercial Conduit Mortgage Trust 98C1-A1, 6.33%         1,388,791           11/18/2004              1,364,487
LB Commercial Conduit Mortgage Trust 98C4-A1, 6.21%           450,000           10/15/2008                419,625
MBNA Corp. Sr. Note, 6.875% ........................          675,000           11/15/2002                673,751
MBNA Corp. Sr. Note, 7.125% ........................        1,300,000            9/15/2004              1,297,829
MBNA Master Credit Card Trust Series 99-G-A, 6.35% .        1,600,000           12/15/2006              1,582,496
MBNA Master Credit Card Trust Series 99-J-A, 7.00% .        3,000,000            2/15/2012              3,006,562
Morgan Stanley Capital Inc. 98-A1, 6.19% ...........          303,216            1/15/2007                295,162
Prime Credit Card Master Trust Series 1995-1A, 6.75%        1,800,000           11/15/2005              1,803,366
Woodside Finance Ltd. Note, 6.60%+ .................          875,000            4/15/2008                788,541
                                                                                                     ------------
                                                                                                       47,609,177
                                                                                                     ------------
FOREIGN GOVERNMENT 4.8%
Republic of Peru, 4.50% ............................        2,775,000            3/07/2003              1,721,299
                                                        Greek Drachma
Republic of Greece, 8.80% ..........................    3,586,200,000            6/19/2007             12,914,756
                                                   New Zealand Dollar
Government of New Zealand, 10.00% ..................       16,725,000            3/15/2002              9,408,965
Government of New Zealand, 8.00% ...................       15,325,000           11/15/2006              8,432,534
                                                                                                     ------------
                                                                                                       32,477,554
                                                                                                     ------------
CORPORATE 10.2%
Acme Boot Inc. Sr. Note Series B, 11.50%(+) ........      $   250,000           12/15/2000                105,000
Advanced Radio Telecom Corp. Sr. Note, 14.00% ......          250,000            2/15/2007                212,500
Advanstar Communications Inc. Sr. Sub. Note, 9.25% .          550,000            5/01/2008                518,375
Airgate PCS Inc. Sr. Sub. Note, 0.00% to 9/30/2004,
  13.50% from 10/1/2004 to maturity ................          500,000           10/01/2009                271,250
Alaska Steel Sr. Note, 9.125%+ .....................          500,000           12/15/2006                501,250
Albertsons Inc. Sr. Deb., 7.45% ....................        1,600,000            8/01/2029              1,528,880
Allbritton Communications Co. Sr. Sub. Deb., 9.75% .          750,000           11/30/2007                746,250
Allied Waste North America Inc. Sr. Note, 7.625%+ ..          500,000            1/01/2006                450,625
American Pacific Corp. Sr. Note, 9.25%  ............          500,000            3/01/2005                505,000
American Telecasting Inc. Sr. Note, 14.50% .........          413,677            6/15/2004                428,156
Ameristar Casinos Inc. Sr. Sub. Note, 10.50% .......           75,000            8/01/2004                 76,125
Ametek Inc. Sr. Note, 7.20% ........................          400,000            7/15/2008                367,744
Archibald Candy Corp. Sr. Sec. Note, 10.25% ........          450,000            7/01/2004                443,250
Atlantic Richfield Co. Note, 5.90% .................        1,350,000            4/15/2009              1,252,975
Aurora Foods Inc. Sr. Sub. Note, 8.75% .............          350,000            7/01/2008                331,625
Ball Corp. Sr. Sub. Note, 8.25% ....................          750,000            8/01/2008                727,500
British Sky Broadcasting Group Note, 6.875% ........          975,000            2/23/2009                882,970
BTI Telecom Corp. Sr. Note, 10.50% .................          250,000            9/15/2007                210,000
Buckeye Cellulose Corp. Sr. Sub. Note, 9.25% .......          250,000            9/15/2008                250,000
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% .....          500,000           10/15/2010                463,750
California Infrastructure Development Series
  1997-A7, 6.42% ...................................        1,475,000            9/25/2008              1,442,965
Call-Net Enterprises Inc. Sr. Note, 9.375% .........          250,000            5/15/2009                220,000
Calpine Corp. Sr. Note, 7.625% .....................          300,000            4/15/2006                284,805
Canadian First Oil Ltd. Sr. Sub. Note, 8.75% .......          150,000            9/15/2007                144,750
Celcaribe SA Sr. Sec. Note, 13.50% .................        1,830,000            3/15/2004              1,262,700
Cellnet Data Systems Inc. Sr. Note Series B,
  0.00% to 9/30/2002, 14.00% from 10/1/2002 to
  maturity .........................................          750,000           10/01/2007                294,375
Cenargo International PLC Note, 9.75%  .............          500,000            6/15/2008                425,000
Century Communications Corp. Sr. Note, 8.375% ......          500,000           12/15/2007                466,250
Charter Communications Holdings Sr. Note, 8.625%+ ..          500,000            4/01/2009                465,000
Coca-Cola Enterprises Inc. Deb., 6.95%  ............          875,000           11/15/2026                803,976
Columbia/HCA Healthcare Corp. Note, 8.12% ..........        1,625,000            8/04/2003              1,592,435
Columbia/HCA Healthcare Corp. Note, 7.69% ..........          650,000            6/15/2025                516,750
Columbia/Hca Healthcare Corp. Note, 7.75% ..........          750,000            7/15/2036                582,068
Drypers Corp. Series B Sr. Note, 10.25% ............          500,000            6/15/2007                395,000
E. Spire Communications Sr. Note, 0.00% to 3/31/
  2001, 12.75% from 4/1/2001 to maturity ...........           50,000            4/01/2006                 27,750
Econophone Inc. Sr. Note, 13.50% ...................          250,000            7/15/2007                255,625
Edison Mission Energy Funding Corp. Series A
  Note, 6.77%+ .....................................        1,687,470            9/15/2003              1,650,261
Elgar Holdings Inc. Sr. Sub. Note, 9.875% ..........          400,000            2/01/2008                274,000
Empire Gas Corp. Sr. Sec. Note, 12.875% ............          750,000            7/15/2004                502,500
Envirosource Inc. Note, 9.75% ......................        1,000,000            6/15/2003                620,000
Extended Stay America Inc. Sr. Sub. Note, 9.15% ....          350,000            3/15/2008                334,250
Facilicom International Inc. Sr. Note, 10.50% ......          500,000            1/15/2008                425,000
Falcon Holding Group LP Series B Sr. Deb., 8.375%+ .          500,000            4/15/2010                491,250
First Wave Marine Inc. Sr. Note, 11.00% ............          250,000            2/01/2008                188,750
Fisher Scientific International Inc. Sr. Sub.
  Note, 9.00% ......................................          375,000            2/01/2008                346,875
Fort James Corp. Note, 6.23% .......................          825,000            3/15/2001                817,426
Fred Meyer Inc. Note, 9.20% ........................          700,000            7/02/2018                729,120
Frontier Corp. Sr. Note, 9.125% ....................          500,000            2/15/2006                487,500
Gentek Inc. Sr. Sub. Note, 11.00%+ .................          350,000            8/01/2009                357,875
Globenet Communications Group Sr. Note, 13.00%+ ....          175,000            7/15/2007                167,125
GNI Group Inc. Sr. Note, 10.875% ...................          650,000            7/15/2005                292,500
Golden Ocean Group Ltd. Sr. Note, 10.00%[ ] ........          750,000            8/31/2001                 67,500
Great Central Mines Ltd. Sr. Note, 8.875% ..........        1,000,000            4/01/2008                900,000
Gulf Canada Resources Ltd., 8.375% .................          250,000           11/15/2005                245,598
Harrahs Operating Inc. Sr. Sub. Note, 7.875% .......          750,000           12/15/2005                716,250
Healthsouth Corp. Sr. Note, 6.875% .................          900,000            6/15/2005                805,014
Henry Co. Sr. Note Series B, 10.00% ................          200,000            4/15/2008                133,000
Hollywood Casino Corp. Note, 13.00%+ ...............          125,000            8/01/2006                129,375
Horseshoe Gaming LLC Sr. Sub. Note, 8.625%+ ........          100,000            5/15/2009                 94,750
Huntsman ICI Chemicals Inc. Sr. Sub. Note,
  10.125%+ .........................................          250,000            7/01/2009                243,750
Hyperion Telecommunication Inc. Sr. Sub. Note,
  12.00%+ ..........................................          350,000           11/01/2007                351,750
ICG Holdings Inc. Sr. Note, 0.00% to 9/14/2000,
  13.50% from 9/15/2000 to maturity ................          250,000            9/15/2005                217,500
Insight Midwest LP Sr. Note, 9.75% .................          175,000           10/01/2009                176,531
International Game Technology Sr. Note, 8.375% .....          100,000            5/15/2009                 95,250
International Knife & Saw Inc. Sr. Sub. Note,
  11.375% ..........................................          150,000           11/15/2006                113,250
International Shipholding Corp. Sr. Note, 9.00% ....          250,000            7/01/2003                250,000
International Shipholding Corp. Sr. Note Series
  B, 7.75% .........................................          500,000           10/15/2007                462,500
Intersil Corp. Sr. Sub. Note, 13.25%+ ..............          375,000            8/15/2009                386,250
Isle Capri Casinos Inc. Sr. Sub. Note, 8.75%+ ......          100,000            4/15/2009                 92,250
J. Crew Group Inc. Sr. Note, 0.00% to 10/14/2002,
  13.125% from 10/15/2002 to maturity ..............          300,000           10/15/2008                159,000
J. Crew Operating Corp. Sr. Sub. Note, 10.375% .....          750,000           10/15/2007                705,000
J.B. Poindexter Inc. Sr. Note, 12.50%  .............          750,000            5/15/2004                708,750
J.H. Heafner Inc. Sr. Note Series D, 10.00% ........          500,000            5/15/2008                470,000
Johnstown America Industries, Inc. Sr. Sub. Note,
  11.75% ...........................................          250,000            8/15/2005                256,250
Kaiser Aluminum & Chemical Corp. Sub. Note, 12.75% .          355,000            2/01/2003                358,550
Lear Corp. Note, 8.11%+ ............................          350,000            5/15/2009                339,815
Loehmanns Inc. Sr. Note, 11.875%[ ] ................          350,000            5/15/2003                 59,500
Lucent Technologies Inc. Deb., 6.45% ...............        2,750,000            3/15/2029              2,473,487
Lyondell Chemical Co. Sr. Note, 9.625% .............          250,000            5/01/2007                248,750
Metromedia Fiber Network Inc. Sr. Note, 10.00% .....          500,000           11/15/2008                487,500
Mohegan Tribal Gaming Authority Sr. Note, 8.125% ...          350,000            1/01/2006                339,500
NE Restaurant Inc. Sr. Note, 10.75% ................          250,000            7/15/2008                226,250
Networks Associates Inc. Cv. Sub. Deb., 0.00% ......          875,000            2/13/2018                280,691
New York State Power Authority Revenue Series D,
  6.17% ............................................        2,000,000            2/15/2001              1,995,960
Newpark Resources Inc. Sr. Sub. Note Series B,
  8.625% ...........................................          500,000           12/15/2007                465,000
News America Holdings Inc. Deb., 7.375% ............        1,675,000           10/17/2008              1,640,579
News America Inc. Sr. Deb., 7.125% .................          925,000            4/08/2028                804,066
Nextel Partners Inc. Sr. Note, 0.00% to 1/31/2004,
  14.00% from 2/1/2004 to maturity+ ................          500,000            2/01/2009                291,250
North Atlantic Trading Inc. Sr. Note, 11.00% .......          750,000            6/15/2004                720,000
Ocean Energy Inc. Series B Sr. Note, 7.625% ........          200,000            7/01/2005                192,000
Ocean Energy Inc. Sr. Sub. Note, 10.375% ...........          350,000           10/15/2005                357,000
Orange PLC Note, 9.00%+ ............................          250,000            6/01/2009                253,125
Owens-Illinois Inc. Sr. Deb., 7.50% ................          250,000            5/15/2010                236,520
Packaging Corp. of America Note, 9.625%+ ...........          250,000            4/01/2009                252,500
Packaging Resources Inc. Sr. Sec. Note, 11.625% ....          650,000            5/01/2003                659,750
Pagemart Nationwide Inc. Sr. Note, 0.00% to 1/31/2000,
  15.00% from 2/1/2000 to maturity .................          250,000            2/01/2005                215,000
Pagemart Wireless Inc. Sr. Sub. Note, 0.00% to
  1/31/2003, 11.25% from 2/1/2003 to maturity ......          750,000            2/01/2008                225,000
Pathmark Stores Inc. Sub. Deb., 12.625% ............          250,000            6/15/2002                253,125
Peco Energy Transport Trust, 6.05% .................        1,750,000            3/01/2009              1,653,190
Peco Energy Transport Trust Series 99A Cl. A7, 6.13%        1,950,000            3/01/2009              1,836,042
Pepsi Bottling Holdings Inc. Note, 5.625%+ .........        1,950,000            2/17/2009              1,754,064
Phase Metrics Inc. Sr. Note, 10.75% ................          750,000            2/01/2005                225,000
Pool Energy Services Co. Sr. Sub. Note, 8.625% .....          500,000            4/01/2008                515,000
Premier Parks Inc. Sr. Note, 9.75% .................          250,000            6/15/2007                237,500
Price Communications Wireless Inc. Sr. Sec. Note
  Series B, 9.125% .................................          625,000           12/15/2006                637,500
Prime Succession Inc. Sr. Sub. Note, 10.75% ........          150,000            8/15/2004                 90,000
Primedia Inc. Sr. Note, 7.625% .....................          750,000            4/01/2008                678,750
Primus Telecommunications Group Sr. Note, 11.75% ...          250,000            8/01/2004                246,250
PSI Net Inc. Sr. Note, 11.00%+ .....................          250,000            8/01/2009                246,250
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% .......          500,000           12/15/2006                507,500
R H Donnelley Inc. Sr. Sub. Note, 9.125% ...........          250,000            6/01/2008                245,000
Rose Hills Co. Sr. Sub. Note, 9.50% ................          500,000           11/15/2004                410,000
RSL Communications Ltd. Sr. Note, 12.25% ...........          900,000           11/15/2006                895,500
S.C.G. Holdings Corp. Sr. Note, 12.00%+ ............           95,000            8/01/2009                 96,900
Safety Kleen Corp. Sr. Note, 9.25%+ ................          200,000            5/15/2009                193,000
Safeway Inc. Note, 7.00% ...........................        1,775,000            9/15/2002              1,772,071
Scotts Co. Sr. Sub. Note, 8.625%+ ..................          250,000            1/15/2009                238,750
Sea Containers Ltd. Sr. Note Series B, 7.875% ......          300,000            2/15/2008                265,500
SFX Entertainment Inc. Sr. Note Series B, 9.125% ...          300,000            2/01/2008                283,500
Simonds Industries Inc. Sr. Sub. Note, 10.25% ......          425,000            7/01/2008                318,750
Spanish Broadcasting Systems Inc. Sr. Note, 12.50% .        1,000,000            6/15/2002              1,150,000
Startec Global Communications Corp. Sr. Note, 12.00%          500,000            5/15/2008                415,000
Stater Brothers Holdings Inc. Sr. Note, 10.75%+ ....          350,000            8/15/2006                358,750
Stena AB Sr. Note, 8.75% ...........................           50,000            6/15/2007                 45,250
Telecorp PCS Inc. Sr. Sub. Note, 0.00% to
  4/14/2004, 11.625% from 4/15/2004 to maturity+ ...          540,000            4/15/2009                311,850
Transdigm Inc. Sr. Sub. Note, 10.375%  .............          200,000           12/01/2008                194,000
Transwestern Publishing Company LP Sr. Sub. Note
  Series D, 9.625% .................................          425,000           11/15/2007                413,313
Triad Hospitals Holdings Inc. Sr. Sub. Note,
  11.00%+ ..........................................          500,000            5/15/2009                497,500
Triton PCS Inc. Sr. Sub. Note, 0.00% to 4/30/
  2003, 11.00% from 5/1/2003 to maturity ...........          450,000            5/01/2008                301,500
Unilab Corp. Sr. Note, 11.00% ......................          500,000            4/01/2006                546,250
Unilab Corp. Sr. Sub. Note, 12.75% .................          350,000           10/01/2009                348,250
USA Waste Services Inc. Sr. Note, 7.00% ............          200,000           10/01/2004                187,130
Viatel Inc. Sr. Note, 11.25% .......................          500,000            4/15/2008                470,000
Vintage Petroleum Inc. Sr. Sub. Note, 9.75% ........          400,000            6/30/2009                407,000
Westinghouse Air Brake Co. Sr. Note, 9.375% ........          150,000            6/15/2005                149,625
Westpoint Stevens Inc. Sr. Note, 7.875% ............          900,000            6/15/2008                805,500
Williams Communications Group Sr. Note, 10.875% ....          375,000           10/01/2009                372,184
Winstar Equipment Corp. Sr. Sec. Exch. Note, 12.50%           500,000            3/15/2004                505,000
                                                                                                     ------------
                                                                                                       69,115,661
                                                                                                     ------------
Total Fixed Income Securities (Cost $244,288,914) ........................................            233,012,940
                                                                                                     ------------
SHORT-TERM OBLIGATIONS 8.4%
American Express Credit Corp., 5.30% ...............        2,538,000           10/01/1999              2,538,000
American Express Credit Corp., 5.35% ...............       10,000,000           10/05/1999             10,000,000
American Express Credit Corp., 5.32% ...............       15,000,000           10/08/1999             15,000,000
American Express Credit Corp., 5.28% ...............        1,583,000           10/14/1999              1,583,000
Chevron U.S.A. Inc., 5.35% .........................        5,000,000           10/01/1999              5,000,000
Exxon Corp., 5.35% .................................        1,822,000           10/08/1999              1,822,000
Ford Motor Credit Co., 5.36% .......................       15,897,000           10/04/1999             15,897,000
Ford Motor Credit Co., 5.32% .......................        5,000,000           10/08/1999              5,000,000
                                                                                                     ------------
Total Short-Term Obligations (Cost $56,840,000) ..........................................             56,840,000
                                                                                                     ------------
-----------------------------------------------------------------------------------------------------------------
                                                                                    SHARES
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 10.8%
State Street Navigator Securities Lending Prime Portfolio ...........           72,636,274           $ 72,636,274
                                                                                                     ------------
Total Short-Term Investments (Cost $72,636,274) ..........................................             72,636,274
                                                                                                     ------------
Total Investments (Cost $708,649,963) - 112.9% ...........................................            762,613,313
Cash and Other Assets, Less Liabilities - (12.9%) ........................................            (87,333,408)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $675,279,905
                                                                                                     ============

Federal Income Tax Information (Note 1):
At September 30, 1999, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $710,035,407 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
  value over tax cost ....................................................................           $ 95,445,568
Aggregate gross unrealized depreciation for all investments in which there is an excess of
  tax cost over value ....................................................................            (42,867,662)
                                                                                                     ------------
                                                                                                     $ 52,577,906
                                                                                                     ============

    ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of for eign securities.
  * Nonincome-producing securities.
[ ] Security is in default.
  > Payments of income may be made in cash or in the form of additional securities.
  # Security valued under consistently applied procedures established by the Trustees.
(+) Security restricted as to public resale. The total cost and market value of restricted securities owned at
    September 30, 1999 were $474,896 and $123,123 (0.02% of net assets), respectively.
  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1999 were $13,860,612 and $13,748,692 (2.04% of net assets), respectively.
 ++ 268,200 shares of Abacan Resources Corp., 58,000 shares of Gulfstream Resources Ltd., 15,000 shares of
    Halliburton Co., 35,325 shares of Maxx Petroleum Ltd., 232,080 shares of Ocean Energy Inc. and 50,000 shares of Post Energy Corp., are considered by the Adviser to be part of Inflation Responsive Investments.
  @ 7,400 shares of Atwood Oceanics, Inc., 11,600 shares of Louis Dreyfus Natural Gas Corp. 12,000 shares of
    Plains Resources, Inc., 9,200 shares of St. Mary Land & Exploration Co. and 6,340 shares of Talisman Energy,
    Inc. are considered by the Adviser to be part of Equity Securities.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

Forward currency exchange contracts outstanding at September 30, 1999, are as follows:

                                                                                        UNREALIZED
                                                                          CONTRACT     APPRECIATION      DELIVERY
                                                         TOTAL VALUE        PRICE     (DEPRECIATION)       DATE
      -------------------------------------------------------------------------------------------------------------
      Sell Euro, buy U.S. dollars                       1,636,000 EUR   1.04700 EUR    $   (30,975)        10/22/99
      Sell Euro, buy U.S. dollars                       6,654,080 EUR   1.05205 EUR       (110,284)        11/23/99
      Sell Euro, buy U.S. dollars                       1,636,800 EUR   1.04756 EUR        (36,867)        12/09/99
      Buy Euro, sell U.S. dollars                         327,200 EUR   1.07290 EUR         (2,280)        10/22/99
      Sell Greek Drachma, buy U.S. dollars            172,300,000 GDR   0.00324 GDR          1,981         10/22/99
      Sell Greek Drachma, buy U.S. dollars            612,700,000 GDR   0.00325 GDR         10,058         10/22/99
      Sell New Zealand dollars, buy U.S. dollars        4,580,000 NZD   0.52490 NZD         33,962         10/22/99
      Sell New Zealand dollars, buy U.S. dollars       11,602,000 NZD   0.52580 NZD         96,473         10/22/99
      Sell New Zealand dollars, buy U.S. dollars        3,335,000 NZD   0.51815 NZD          1,128         11/23/99
      Sell New Zealand dollars, buy U.S. dollars       15,970,000 NZD   0.51580 NZD        (32,127)        11/23/99
      Buy New Zealand dollars, sell U.S. dollars        1,373,000 NZD   0.51665 NZD          1,595         11/23/99
      Sell Japanese yen, buy U.S. dollars             508,635,000 JPY   0.00885 JPY       (334,474)        12/30/99
      Sell Japanese yen, buy U.S. dollars             718,502,500 JPY   0.00884 JPY       (479,223)        12/30/99
      Sell Japanese yen, buy U.S. dollars             972,938,070 JPY   0.00899 JPY       (628,055)         3/31/00
      Buy Japanese yen, sell U.S. dollars             228,578,340 JPY   0.00940 JPY         (8,250)        10/05/99
                                                                                       -----------
                                                                                       $(1,517,338)
                                                                                       ===========

Futures contracts open at September 30, 1999, are as follows:

                                                                 EXPIRATION                UNREALIZED
      TYPE                              NOTIONAL COST               MONTH                 DEPRECIATION
      ---------------------------------------------------------------------------------------------------
      U.S. Treasury Notes                $2,000,000            December, 1999               $(1,390)

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 1999 (Unaudited)

Investments, at value (Cost $708,649,963) (Note 1) .........     $  762,613,313
Cash .......................................................                634
Receivable for securities sold .............................         17,666,456
Interest and dividends receivable ..........................          3,563,851
Receivable for fund shares sold ............................            261,918
Receivable for open forward contracts ......................            145,197
Other assets ...............................................             15,810
                                                                 --------------
                                                                    784,267,179
LIABILITIES
Payable for collateral received on securities loaned .......         72,636,274
Payable for securities purchased ...........................         32,448,537
Payable for open forward contracts .........................          1,662,535
Payable for fund shares redeemed ...........................          1,007,977
Accrued management fee (Note 2) ............................            416,330
Accrued distribution and service fees (Note 4) .............            373,061
Dividends payable ..........................................            110,630
Accrued transfer agent and shareholder services (Note 2) ...             67,634
Accrued trustees' fees (Note 2) ............................             16,165
Payable for variation margin (Note 1) ......................              1,390
Other accrued expenses .....................................            246,741
                                                                 --------------
                                                                    108,987,274
                                                                 --------------
NET ASSETS .................................................     $  675,279,905
                                                                 ==============
Net Assets consist of:
  Undistributed net investment income ......................     $    1,685,012
  Unrealized appreciation of investments ...................         53,963,350
  Unrealized depreciation of futures contracts .............             (1,390)
  Unrealized depreciation of forward contracts and
    foreign currency .......................................         (1,521,281)
  Accumulated net realized gain ............................          6,688,287
  Paid-in capital ..........................................        614,465,927
                                                                 --------------
                                                                 $  675,279,905
                                                                 ==============

Net Asset Value and redemption price per share of Class A
  shares ($288,848,675 / 27,854,288 shares) ................             $10.37
                                                                         ======
Maximum Offering Price per share of Class A shares
  ($10.37 / .9425) .........................................             $11.00
                                                                         ======
Net Asset Value and offering price per share of Class B(1)
  shares ($24,315,879 / 2,355,996 shares)* .................             $10.32
                                                                         ======
Net Asset Value and offering price per share of Class B
  shares ($330,865,701 / 32,033,386 shares)* ...............             $10.33
                                                                         ======
Net Asset Value and offering price per share of Class C
  shares ($18,021,225 / 1,741,176 shares)* .................             $10.35
                                                                         ======
Net Asset Value, offering price and redemption price per share
  of Class S shares ($13,228,425 / 1,275,412 shares) .......             $10.37
                                                                         ======
-------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended September 30, 1999 (Unaudited)

Interest, net of foreign taxes of $36,297 (Note 1) .........     $    9,396,559
Dividends, net of foreign taxes of $50,310 .................          1,998,014
                                                                 --------------
                                                                     11,394,573
EXPENSES
Management fee (Note 2) ....................................          2,625,316
Transfer agent and shareholder services (Note 2) ...........            732,147
Custodian fee ..............................................            231,800
Service fee - Class A (Note 4) .............................            383,249
Distribution and service fees - Class B(1) (Note 4) ........             90,989
Distribution and service fees - Class B (Note 4) ...........          1,777,419
Distribution and service fees - Class C (Note 4) ...........             98,663
Registration fees ..........................................             74,298
Reports to shareholders ....................................             32,818
Trustees' fees (Note 2) ....................................             16,165
Audit fee ..................................................             15,921
Legal fees .................................................             10,553
Miscellaneous ..............................................             15,250
                                                                 --------------
                                                                      6,104,588
Fees paid indirectly (Note 2) ..............................            (32,782)
                                                                 --------------
                                                                      6,071,806
                                                                 --------------
Net investment income ......................................          5,322,767
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY, FORWARD CONTRACTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 3) ...........          7,145,122
Net realized loss on futures contracts (Note 1) ............            (30,268)
Net realized gain on forward contracts and foreign
  currency (Note 1) ........................................          1,913,585
                                                                 --------------
  Total net realized gain ..................................          9,028,439
                                                                 --------------
Net unrealized depreciation of investments .................         (4,960,439)
Net unrealized depreciation of futures contracts ...........             (1,390)
Net unrealized depreciation of forward contracts and
  foreign currency .........................................         (2,633,486)
                                                                 --------------
  Total net unrealized depreciation ........................         (7,595,315)
                                                                 --------------
Net gain on investments, foreign currency and
  forward contracts ........................................          1,433,124
                                                                 --------------
Net increase in net assets resulting from operations .......     $    6,755,891
                                                                 ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS ENDED
                                                                YEAR ENDED             SEPTEMBER 30, 1999
                                                              MARCH 31, 1999              (UNAUDITED)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ....................................    $   13,936,948            $    5,322,767
Net realized gain on investments, foreign currency,
  forward contracts and futures contracts ................        26,894,384                 9,028,439
Net unrealized depreciation of
  investments, foreign currency, forward contracts and
  futures contracts ......................................       (49,954,566)               (7,595,315)
                                                              --------------            --------------
Net increase (decrease) resulting from operations ........        (9,123,234)                6,755,891
                                                              --------------            --------------
Dividends from net investment income:
  Class A ................................................        (6,552,247)               (2,825,880)
  Class B(1) .............................................           (42,086)                 (138,443)
  Class B ................................................        (4,962,495)               (1,962,846)
  Class C ................................................          (288,622)                 (105,952)
  Class S ................................................          (427,400)                 (148,785)
                                                              --------------            --------------
                                                                 (12,272,850)               (5,181,906)
                                                              --------------            --------------
Distributions from net realized gains:
  Class A ................................................       (25,005,097)               (1,065,884)
  Class B(1) .............................................              --                     (51,829)
  Class B ................................................       (29,297,803)               (1,246,379)
  Class C ................................................        (1,782,441)                  (68,666)
  Class S ................................................        (1,606,730)                  (52,203)
                                                              --------------            --------------
                                                                 (57,692,071)               (2,484,961)
                                                              --------------            --------------
Distribution in excess of net realized
 gains:
  Class A ................................................          (433,237)                     --
  Class B ................................................          (519,581)                     --
  Class C ................................................           (30,773)                     --
  Class S ................................................           (21,048)                     --
                                                              --------------            --------------
                                                                  (1,004,639)                     --
                                                              --------------            --------------
Net increase (decrease) from fund share transactions
  (Note 5) ...............................................        49,469,940               (43,036,524)
                                                              --------------            --------------
Total decrease in net assets .............................       (30,622,854)              (43,947,500)
NET ASSETS
Beginning of period ......................................       749,850,259               719,227,405
                                                              --------------            --------------
End of period (including undistributed net investment
  income of $1,544,151 and $1,685,012, respectively) .....    $  719,227,405            $  675,279,905
                                                              ==============            ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1999

NOTE 1
State Street Research Strategic Growth & Income Fund formerly State Street Research Managed Assets (the "Fund"), is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, The Trust consists presently of two separate funds: State Street Research Strategic Growth & Income Fund and State Street Research High Income Fund.

The investment objective of the Fund is to seek a high total return while attempting to limit investment risk and preserve capital. To achieve its investment objective, the Fund intends to allocate assets among selected investments in the following sectors: Fixed Income Securities, Equity Securities, Inflation Responsive Investments and Cash & Cash Equivalents. Total return may include current income as well as capital appreciation. The Fund's investment manager believes that the timely re-allocation of assets can enhance performance and reduce portfolio volatility.

The Fund offers five classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

E. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gains and losses and wash sale deferrals.

F. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At September 30, 1999, the value of the securities loaned and the value of collateral were $70,340,967 and $72,636,274, respectively. During the six months ended September 30, 1999, income from securities lending amounted to $234,068 and is included in interest income.

I. FUTURES
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the first $500 million of net assets annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1999, the fees pursuant to such agreement amounted to $2,625,316.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 1999, the amount of such expenses was $288,173.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended September 30, 1999 the Fund's transfer agent fees were reduced by $32,782 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $16,165 during the six months ended September 30, 1999.

NOTE 3
For the six months ended September 30, 1999, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, aggregated $376,246,428, and $437,519,331 (including $165,121,912 and $166,035,473 of U.S. Government obligations), respectively.

NOTE 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1999, fees pursuant to such plans amounted to $383,249, $90,989, $1,777,419 and $98,663 for Class
A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $40,831 and $271,631, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1999, and that MetLife Securities, Inc. earned commissions aggregating $317,891 and $72,783 on sales of Class B(1) and Class B shares, and the Distributor collected contingent deferred sales charges aggregating $24,778, $336,784 and $979 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                            YEAR ENDED                       SEPTEMBER 30, 1999
                                          MARCH 31, 1999                        (UNAUDITED)
                                ----------------------------------  ----------------------------------
CLASS A                             SHARES             AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ..................       4,456,292       $  47,419,479        1,079,063      $  11,534,233
Issued upon reinvestment of:
  Dividends from net
investment income ............         613,434           6,336,535          257,993          2,729,516
  Distributions from net
realized gains ...............       2,356,464          24,830,861           96,608          1,040,476
Shares redeemed ..............      (6,144,406)        (64,512,494)      (3,357,988)       (35,894,740)
                                  ------------       -------------     ------------     --------------
Net increase (decrease) ......       1,281,784       $  14,074,381       (1,924,324)    $  (20,590,515)
                                  ============       =============     ============      =============

CLASS B(1)                          SHARES*           AMOUNT*            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................       1,015,988       $  10,366,494        1,521,173      $  16,177,679
Issued upon reinvestment of:
  Dividends from net
investment income ............           4,081              42,086           13,039            136,862
  Distribution from net
realized gains ...............        --                 --                   4,823             51,654
Shares redeemed ..............         (27,017)           (277,270)        (176,091)        (1,879,313)
                                  ------------       -------------     ------------     --------------
Net increase .................         993,052       $  10,131,310        1,362,944      $  14,486,882
                                  ============       =============     ============      =============

CLASS B                             SHARES             AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................       6,312,468       $  67,591,232          225,047       $  2,383,975
Issued upon reinvestment of:
  Dividends from net
investment income ............         466,974           4,800,489          180,439          1,901,952
  Distributions from net
realized gains ...............       2,779,332          29,144,016          113,673          1,217,446
Shares redeemed ..............      (6,409,575)        (66,796,029)      (3,572,003)       (38,001,959)
                                  ------------       -------------     ------------     --------------
Net increase (decrease) ......       3,149,199       $  34,739,708       (3,052,844)    $  (32,498,586)
                                  ============       =============     ============      =============

CLASS C                             SHARES             AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................         412,134        $  4,373,703           95,591       $  1,016,934
Issued upon reinvestment of:
  Dividends from net
investment income ............          23,639             244,153            7,373             77,913
  Distributions from net
realized gains ...............         157,152           1,655,108            5,924             63,564
Shares repurchased ...........        (673,754)         (7,003,491)        (344,428)        (3,678,920)
                                  ------------       -------------     ------------     --------------
Net derease ..................         (80,829)        $  (730,527)        (235,540)     $  (2,520,509)
                                  ============       =============     ============      =============

CLASS S                             SHARES             AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................         485,399        $  5,189,422          157,021       $  1,675,198
Issued upon reinvestment of:
  Dividends from net
investment income ............          40,956             425,454           13,979            147,925
  Distributions from net
realized gains ...............         152,390           1,624,883            4,836             52,085
Shares redeemed ..............      (1,520,824)        (15,984,691)        (356,502)        (3,789,004)
                                  ------------       -------------     ------------     --------------
Net decrease .................        (842,079)      $  (8,744,932)        (180,666)     $  (1,913,796)
                                  ============       =============     ============      =============
-------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                       CLASS A
                      -------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                          SIX MONTHS ENDED
                      ---------------------------------------------------------------------------------         SEPTEMBER 30, 1999
                       1995(a)            1996(a)            1997(a)           1998(a)          1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD ($)              8.94               8.76              10.29             10.40            11.60                10.40
                          ----               ----               ----              ----             ----                 ----
  Net investment
    income ($)*           0.27               0.23               0.21              0.22             0.25                 0.10
  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign
    currency
    forward
    contracts and
    futures
    contracts ($)        (0.14)              1.72               1.05              2.61            (0.35)                0.01
                          ----               ----               ----              ----             ----                 ----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)          0.13               1.95               1.26              2.83            (0.10)                0.11
                          ----               ----               ----              ----             ----                 ----
  Dividends from
    net investment
    income ($)           (0.17)             (0.26)             (0.28)            (0.23)           (0.22)               (0.10)
  Distributions
    from net
    realized gains ($)   (0.14)             (0.16)             (0.87)            (1.40)           (0.87)               (0.04)
  Distribution in
    excess of net
    realized gains ($)     --                 --                 --                --             (0.01)                 --
                          ----               ----               ----              ----             ----                 ----
TOTAL DISTRIBUTIONS ($)  (0.31)             (0.42)             (1.15)            (1.63)           (1.10)               (0.14)
                          ----               ----               ----              ----             ----                 ----
NET ASSET VALUE,
  END OF PERIOD ($)       8.76              10.29              10.40             11.60            10.40                10.37
                          ====              =====              =====             =====            =====                =====
Total return(b) (%)       1.52              22.55              12.49             29.62            (0.66)               (1.00)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period ($
  thousands)           181,358            207,713            244,348           330,421          309,752              288,849
Ratio of operating
  expenses to
  average net
  assets (%)*             1.25               1.25               1.25              1.28             1.28                 1.30(d)
Ratio of operating
  expenses to
  average net
  assets after
  expense
  reductions (%)*         1.25               1.25               1.25              1.28             1.27                 1.29(d)
Ratio of net
  investment income
  to average net
  assets (%)*             3.11               2.34               2.02              1.96             2.32                 1.90(d)
Portfolio turnover
  rate (%)               89.58             109.20             108.41            133.30           136.37                54.52
*Reflects voluntary
 reduction of
 expenses per share
 of these amounts ($)     0.03               0.02               0.01              0.00               --                  --

                                                                                                           CLASS B(1)
                                                                                                 ----------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                                               YEAR ENDED       SEPTEMBER 30, 1999
                                                                                          MARCH 31, 1999(a)(e)    (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                          10.35                10.36
                                                                                                  -----                -----
  Net investment income ($)                                                                        0.04                 0.06
  Net realized and unrealized gain on investments, foreign currency
    forward contracts and futures contracts ($)                                                    0.01                 0.01
                                                                                                  -----                -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                               0.05                 0.07
                                                                                                  -----                -----
  Dividends from net investment income ($)                                                        (0.04)               (0.07)
  Distribution from net realized gains ($)                                                          --                 (0.04)
                                                                                                  -----                -----
TOTAL DISTRIBUTIONS ($)                                                                           (0.04)               (0.11)
                                                                                                  -----                -----
NET ASSET VALUE, END OF PERIOD ($)                                                                10.36                10.32
                                                                                                  =====                =====
Total return(b) (%)                                                                                0.51(c)             10.61 (c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                        10,289               24,316

Ratio of operating expenses to average net assets (%)                                            2.08(d)              2.05(d)

Ratio of operating expenses to average net assets after
  expense reductions (%)                                                                         2.07(d)              2.04(d)

Ratio of net investment income to average net assets (%)                                         1.89(d)              1.15(d)

Portfolio turnover rate (%)                                                                    136.37                54.52

-----------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class) to March 31, 1999.

                                                                       CLASS B
                      -------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                          SIX MONTHS ENDED
                      ---------------------------------------------------------------------------------         SEPTEMBER 30, 1999
                       1995(a)            1996(a)            1997(a)           1998(a)          1999(a)           (UNAUDITED)(a)

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD ($)              8.92               8.74              10.25             10.37            11.55                10.36
                         -----              -----              -----             -----            -----                -----
  Net investment
    income ($)*           0.20               0.15               0.13              0.13             0.17                 0.06
  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign
    currency
    forward
    contracts and
    futures
    contracts ($)        (0.13)              1.71               1.06              2.59            (0.34)                0.01
                         -----              -----              -----             -----            -----                -----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)          0.07               1.86               1.19              2.72            (0.17)                0.07
                         -----              -----              -----             -----            -----                -----
  Dividends from
    net investment
    income ($)           (0.11)             (0.19)             (0.20)            (0.14)           (0.14)               (0.06)
  Distributions
    from net
    realized gains ($)   (0.14)             (0.16)             (0.87)            (1.40)           (0.87)               (0.04)
  Distribution in
    excess of net
    realized gains ($)     --                 --                 --                --             (0.01)                 --
                         -----              -----              -----             -----            -----                -----
TOTAL DISTRIBUTIONS ($)  (0.25)             (0.35)             (1.07)            (1.54)           (1.02)               (0.10)
                         -----              -----              -----             -----            -----                -----
NET ASSET VALUE,
  END OF PERIOD ($)       8.74              10.25              10.37             11.55            10.36                10.33
                         =====              =====              =====             =====            =====                =====
Total return(b) (%)       0.82              21.48              11.76             28.53            (1.31)                0.62 (c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period ($
  thousands)           152,251            193,272            251,518           368,975          363,517              330,866
Ratio of operating
  expenses to
  average net
  assets (%)*             2.00               2.00               2.00              2.03             2.03                 2.05(d)
Ratio of operating
  expenses to
  average net
  assets after
  expense
  reductions (%)*         2.00               2.00               2.00              2.03             2.02                 2.04(d)
Ratio of net
  investment income
  to average net
  assets (%)*             2.38               1.59               1.27              1.21             1.57                 1.14(d)
Portfolio turnover
  rate (%)               89.58             109.20             108.41            133.30           136.37                54.52
*Reflects voluntary
 reduction of
 expenses per share
 of these amounts ($)     0.03               0.02               0.01              0.00               --                  --

                                                                       CLASS C
                      -------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                          SIX MONTHS ENDED
                      ---------------------------------------------------------------------------------         SEPTEMBER 30, 1999
                       1995(a)            1996(a)            1997(a)           1998(a)          1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD ($)              8.93               8.75              10.27             10.38            11.57                10.38
                         -----              -----              -----             -----            -----                -----
  Net investment
    income ($)*           0.20               0.15               0.13              0.13             0.17                 0.06
  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign
    currency
    forward
    contracts and
    futures
    contracts ($)        (0.13)              1.72               1.05              2.60            (0.34)                0.01
                         -----              -----              -----             -----            -----                -----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)          0.07               1.87               1.18              2.73            (0.17)                0.07
                         -----              -----              -----             -----            -----                -----
  Dividends from
    net investment
    income ($)           (0.11)             (0.19)             (0.20)            (0.14)           (0.14)               (0.06)
  Distributions
    from net                                                                                                   (0.04)
    realized gains ($)   (0.14)             (0.16)             (0.87)            (1.40)           (0.87)
  Distribution in
    excess of net
    realized gains ($)     --                 --                 --                --             (0.01)                 --
                         -----              -----              -----             -----            -----                -----
TOTAL DISTRIBUTIONS ($)  (0.25)             (0.35)             (1.07)            (1.54)           (1.02)               (0.10)
                         -----              -----              -----             -----            -----                -----
NET ASSET VALUE,
  END OF PERIOD ($)       8.75              10.27              10.38             11.57            10.38                10.35
                         =====              =====              =====             =====            =====                =====
Total return(b) (%)       0.82              21.54              11.64             28.59            (1.33)                0.61 (c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period ($
  thousands)            12,772             13,061             17,485            23,807           20,519               18,021
Ratio of operating
  expenses to
  average net
  assets (%)*             2.00               2.00               2.00              2.03             2.03                 2.05(d)
Ratio of operating
  expenses to
  average net
  assets after
  expense
  reductions (%)*         2.00               2.00               2.00              2.03             2.02                 2.04(d)
Ratio of net
  investment income
  to average net
  assets (%)*             2.39               1.60               1.26              1.21             1.56                 1.15(d)
Portfolio turnover
  rate (%)               89.58             109.20             108.41            133.30           136.37                54.52
*Reflects voluntary
 reduction of
 expenses per share
 of these amounts ($)     0.03               0.02               0.01              0.00               --                  --
--------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                       CLASS S
                      -------------------------------------------------------------------------------------------------------------
                                                   YEARS ENDED MARCH 31                                          SIX MONTHS ENDED
                      ---------------------------------------------------------------------------------         SEPTEMBER 30, 1999
                       1995(a)            1996(a)            1997(a)           1998(a)          1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
  PERIOD ($)              8.95               8.77              10.29             10.40            11.60                10.40
                         -----              -----              -----             -----            -----                -----
  Net investment
    income ($)*           0.29               0.25               0.24              0.25             0.27                 0.11
  Net realized and
    unrealized gain
    (loss) on
    investments,
    foreign
    currency
    forward
    contracts and
    futures
    contracts ($)        (0.14)              1.71               1.05              2.60            (0.34)                0.01
                         -----              -----              -----             -----            -----                -----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)          0.15               1.96               1.29              2.85            (0.07)                0.12
                         -----              -----              -----             -----            -----                -----
  Dividends from
    net investment
    income ($)           (0.19)             (0.28)             (0.31)            (0.25)           (0.25)               (0.11)
  Distributions
    from net
    realized gains ($)   (0.14)             (0.16)             (0.87)            (1.40)           (0.87)               (0.04)
  Distribution in
    excess of net
    realized gains ($)    --                 --                 --                --             (0.01)                 --
                         -----              -----              -----             -----            -----                -----
TOTAL DISTRIBUTIONS ($)  (0.33)             (0.44)             (1.18)            (1.65)           (1.13)               (0.15)
                         -----              -----              -----             -----            -----                -----
NET ASSET VALUE,
  END OF PERIOD ($)       8.77              10.29              10.40             11.60            10.40                10.37
                         =====              =====              =====             =====            =====                =====
Total return(b) (%)       1.77              22.70              12.77             29.93            (0.41)                1.13 (c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period ($
  thousands)            25,803             19,548             21,263            26,648           15,149               13,228
Ratio of operating
  expenses to
  average net
  assets (%)*             1.00               1.00               1.00              1.03             1.03                 1.05(d)
Ratio of operating
  expenses to
  average net
  assets after
  expense
  reductions (%)*         1.00               1.00               1.00              1.03             1.02                 1.04(d)
Ratio of net
  investment income
  to average net
  assets (%)*             3.37               2.59               2.26              2.21             2.53                 2.16(d)

Portfolio turnover
  rate (%)               89.58             109.20             108.41            133.30           136.37                54.52

*Reflects voluntary
 reduction of
 expenses per share
 of these amounts
 ($)                      0.03               0.02               0.01              0.00               --                  --
---------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Strategic Growth & Income Fund ("Fund"), along with shareholders of other series of State Street Research Income Trust ("Trust"), was convened on April 6, 1999 ("Meeting"). The results of the Meeting are set forth below.

                                                             VOTES (MILLIONS
                                                                OF SHARES)
                                                             (COMBINED FOR ALL
                                                             SERIES OF THE
                                                                  TRUST)
                                                             -----------------
ACTION ON PROPOSAL                                            FOR    WITHHELD
--------------------------------------------------------------------------------
The following persons were elected as Trustees:
Bruce R. Bond .............................................  149.4      3.0
Steve A. Garban ...........................................  149.4      3.0
Malcolm T. Hopkins ........................................  149.2      3.1
Susan M. Phillips .........................................  149.4      3.0

STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND

----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
----------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
STRATEGIC GROWTH & INCOME FUND             Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       BARTLETT R. GEER                       Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                JOHN H. KALLIS
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       THOMAS A. SHIVELY                      for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       JAMES M. WEISS
State Street Research                      Vice President                         MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              GERARD P. MAUS                         Board and Chief Financial
Boston, MA 02266-8408                      Treasurer                              Officer, St. Regis Corp.
1-800-562-0032
                                           JOSEPH W. CANAVAN                      DEAN O. MORTON
CUSTODIAN                                  Assistant Treasurer                    Former Executive Vice President,
State Street Bank and                                                             Chief Operating Officer and
Trust Company                              DOUGLAS A. ROMICH                      Director, Hewlett-Packard Company
225 Franklin Street                        Assistant Treasurer
Boston, MA 02110                                                                  SUSAN M. PHILLIPS
                                           FRANCIS J. MCNAMARA, III               Dean, School of Business and
LEGAL COUNSEL                              Secretary and General Counsel          Public Management, George
Goodwin, Procter & Hoar LLP                                                       Washington University; former
Exchange Place                             DARMAN A. WING                         Member of the Board of Governors
Boston, MA 02109                           Assistant Secretary and                of the Federal Reserve System and
                                           Assistant General Counsel              Chairman and Commissioner of
                                                                                  the Commodity Futures Trading
                                           AMY L. SIMMONS                         Commission
                                           Assistant Secretary
                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

                                                              ---------------
                                                                 Bulk Rate
STATE STREET RESEARCH STRATEGIC GROWTH & INCOME FUND            U.S. Postage
One Financial Center                                               PAID
Boston, MA 02111                                                Canton, MA
                                                                Permit #313
                                                              ---------------


STATE STREET RESEARCH

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-------------
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[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Growth & Income Fund prospectus. The Prospectus contains more information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after December 31, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp1100) SSR-LD                                  SGI-414G-1199